As filed with the U.S. Securities and Exchange Commission on August 16, 2012.      File No. 333-180930

        File No.   811-22706

_____________________________________________________

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

 X

Pre-Effective Amendment No.

______

__

Post-Effective Amendment No.

___1__

 X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

 X

Amendment No.   ___6___

(Check appropriate box or boxes.)

THE DMS FUNDS

(Exact name of Registrant as specified in charter)

2619 LEISCZ’S BRIDGE ROAD, SUITE 200 LEESPORT, PA

19533

(Address of Principal Executive offices)

(Zip Code)

Registrant’s Telephone Number, Including Area Code

484 671-2520

TIMOTHY F. DEMERS, STEVENS & LEE, 111 N. 6TH STREET, P.O. BOX 679, READING, PA 19603-0679

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

Immediately upon filing pursuant to paragraph (b)

on (date) pursuant to paragraph (b)

  X

60 days after filing pursuant to paragraph (a)(1)

on (date) pursuant to paragraph (a)(1)

75 days after filing pursuant to paragraph (1)(2)

on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

In accordance with SEC Rule 473(a), the Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933, or until the registration statement shall become effective on such date as the Commission acting pursuant to said section 8(a), may determine.

The information in this prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state in which the offer or sale is not permitted.

SUBJECT TO COMPLETION, dated August __, 2012

DMS India MidCap Index Fund

Class A Shares

Fund Prospectus

_____________, 2012

{{DMS LOGO to appear where desired on front cover}}

Class A Shares

DMS India MidCap Index Fund Class A Shares (_____X cusip ticker symbol)

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

{{India National Stock Exchange Logo to appear in final}}

Note:The CNX Midcap Index referenced herein is a service mark owned by India Index Service & Products Limited, which created and maintains the Index.  The name of the Index is licensed to the Fund, but the Index and its administrator is not a sponsor, manager, or affiliate of the Fund.

Table of Contents

RISK/RETURN SUMMARY

MANAGEMENT

4

PURCHASE AND SALE OF FUND SHARES

4

TAX INFORMATION

4

INVESTING IN INDEX FUNDS

5

MORE ON THE FUND

6

DMS INDIA MIDCAP INDEX FUND – INFORMATION AND RISKS

8

THE FUNDS AND THE ADVISOR

13

DIVIDENDS, CAPITAL GAINS, AND TAXES

14

GENERAL INFORMATION

16

INVESTING WITH DMS FUNDS

18

OTHER RULES YOU SHOULD KNOW

28

GLOSSARY OF INVESTMENT TERMS

33

DMS INDIA MIDCAP INDEX FUND

RISK/RETURN SUMMARY

Investment Objective

The Fund seeks to track the performance of a benchmark index (the CNX Midcap Index) that measures the investment return of stocks issued by mid-sized companies located in India.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Class A Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Class A Shares
Sales Charge (Load) Imposed on Purchases	5%
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (on shares held less than 30 days)	2%
Account Service Fee (for fund account balances below $1,000)	$20

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Class A Shares
Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses*	0.21%*
Total Annual Fund Operating Expenses*	1.21%*

*Estimated; the Fund has not yet begun operations and has no expenses.  The Fund may incur Indian capital gains taxes, which will become part of Other Expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund’s Class A Shares with the cost of investing in other mutual funds.  It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund’s shares.  This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table (including the fee waiver/expense reimbursement by the Advisor).  The results apply whether or not you redeem your investment at the end of the given period.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A Shares	$__	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund’s performance.

Primary Investment Strategies

The Fund employs a “passive management” -or indexing -investment approach by investing all, or substantially all, of its assets in the common stocks included in the CNX Midcap Index.  The Fund will seek to replicate the Index precisely, using the identical weightings of individual stocks as the Index uses, and will not just invest in a representative sample of the Index.  The Fund has no ability to influence the stocks that compose the Index, or any aspect of weighting or rebalancing the Index. The CNX Midcap Index is maintained by a subsidiary of the National Stock Exchange of India, and is completely independent of the Fund.  The Fund has the authority to use the name of the Index, and to have access to the composition and weighting of the stocks in the Index, pursuant to a license agreement.  The Index currently includes100 common stocks of companies located in India.  The companies whose stocks comprise the Index have been selected by the Index provider based upon their market capitalization as being in the middle range of Indian public companies.  The market capitalization of the companies in the Index ranges from U.S. $36 million to U.S. $2.65 billion, with a median weighted capitalization of U.S. $400 million, which may be considered significantly smaller than what might be considered middle capitalization in the United States securities markets. For more information about the Index and the companies included in the Index, see the Statement of AdditionalInformation, and our website at DMSFunds.com.

Primary Risks

An investment in the Fund could lose money over short or even long periods.  You should expect the Fund’s share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets.  The Fund’s performance could be hurt by:

•

General stock market risk, which is the chance that stock prices overall will decline.  Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.  All stock market investments, even in the most diversified and established markets such as the United States, are always subject to decline.

•

Emerging markets risk. The United States securities market is considered an established market, whereas the stock markets of rapidly developing countries, such as India, may be considered emerging markets.  While all markets can decline and all markets can achieve gains, emerging markets that are composed of companies that are typically smaller and younger than companies in more established markets may be considered more volatile and riskier than established markets.

•

Single country (India) risk, which is the chance that world events -such as political upheaval, financial troubles, or natural disasters -will adversely affect the value of securities issued by companies in individual foreign countries or regions.  Because the Fund will invest all of its assets in securities of companies located in only one country, India, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that country. The Fund’s investments in India stocks may be considered to be riskier than U.S. stock investments.  The prices of India stocks and the prices of U.S. stocks have, at times, moved in opposite directions.  In addition, the Fund’s target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

•

Midcap companies risk.  Generally speaking, investing in middle capitalization companies (or small cap companies) can be considered riskier than investing in large cap companies.  Large cap companies are typically larger, longer established, and have established management, operations, and sales histories, and likely more consistent stock prices.  Middle capitalization companies may be rapidly growing and expanding, and not as able to manage growth as a more established company.  In addition, the size of companies comprising the Index, although midcap by India standards, would be considered small cap in the United States.

•

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. Dollars, will decrease because of unfavorable changes in currency exchange rates.  All of the Fund’s investments are foreign investments, and the exchange rate between the U.S. Dollar and the Indian Rupee will directly affect the value of the Fund’s investments.

•

New Fund risk.  The Fund is being newly created, has no operating history, and neither the Trustees nor officers of the Fund, nor the investment adviser or portfolio manager of the Fund, has any experience in operating a mutual fund.  While the investment adviser and portfolio manager will not be making any investment decisions for the Fund (because the Fund will invest all its assets by simply replicating the Index), the management of the Fund, due to inexperience, may not operate the Fund as efficiently and professionally as a more experienced team might.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The Fund has not yet begun operations, and thus has no return data as of yet.  Updated performance information is available on our website at DMSFunds.com, or by calling toll free at 866-282-6743.  Please remember, however, that past performance of the Fund is no guarantee of future returns.

MANAGEMENT

Investment Advisor

DMS Advisors, Inc.

Portfolio Manager

Peter R. Kohli ChFC, CEO of DMS Advisors.  He has managed the Fund since its inception on ___________, 2012.

PURCHASE AND SALE OF FUND SHARES

You may purchase or redeem shares online through our website (DMSFunds.com), by mail through our service provider (Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio, 44147), or by telephone (866-282-6743).  The following table provides the Fund’s minimum initial and subsequent investment requirements.

Account Minimums	Class A Shares
To open and maintain an account	$1,500
To add to an existing account	$100 (other than by Automatic Investment Plan, which has no established minimum)

TAXINFORMATION

The Fund’s distributions may be taxable as ordinary income or capital gain.  Distributions are taxable to you for federal income tax purposes, whether or not you reinvest these amounts in additional Fund shares.  A sale or exchange of Fund shares is a taxable event, which means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.  Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may also be subject to state and local income taxes.

INVESTING IN INDEX FUNDS

What Is Indexing?

Indexing is an investment strategy for tracking the performance of a specified market benchmark, or “index.”  An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market.  There are many types of indices.  Some represent entire markets - such as the U.S. stock market or the U.S. bond market.  Other indices cover market segments -such as small-capitalization stocks, or a particular industry -such as telecommunications.

An index fund can hold all, or a representative sample, of the securities that make up its target index.  (In the case of the Fund, the Fund will hold all the stocks in the CNX Midcap Index, in exactly the same weightings as the Index.)  Index funds attempt to mirror the performance of the target index, for better or worse.  However, an index fund does not always perform exactly like its target index.  For example, like all mutual funds, index funds have operating expenses and transaction costs.  Market indices do not, and therefore, will usually have a slight performance advantage over funds that track them.  In addition, since any index is not a true managed portfolio but only a mathematical fiction comprised of the prices of the stocks in the index, an index fund trying to mimic an index will always have some timing issue where 100% of the assets of the fund cannot be invested in the stocks of the index, because investments came into the fund after the time that stocks could be purchased, etc.

Index funds typically have the following characteristics:

•

Variety of investments.  Many index funds invest in the securities of a wide variety of companies and industries.  This depends, of course, on the applicable index; there are many indices that are sector specific, or are otherwise narrowly drawn.  In the case of the Fund, the CNX Midcap Index is very limited and specific (i.e, only 100 midcap companies in India).  Thus, while the companies in the Index may be engaged in different industries, they are all engaged in business in India, and the Index may, at any time, be heavily weighted towards one or a few industries.

•

Relative performance consistency.  Because they seek to track market benchmarks, index funds usually do not perform dramatically better or worse than their benchmarks.  If an index fund were able to perfectly and precisely match the applicable index, the index fund would always have a lower performance return than the index, because the index fund has expenses, and an index does not.

•

Low cost.  Index funds are inexpensive to run compared with actively managed funds.  They have low or no research costs and typically keep trading activity -and thus brokerage commissions and other transaction costs -to a minimum.  In the case of the Fund, the estimated annual expense ratio of 1.21% may not be considered “low cost” when compared to very large index funds, such as an S&P 500 index fund.  However, the estimated expense ratio of the Fund is considered by the Fund to be low when compared to the cost of an actively managed fund that intends to invest in Indian stocks.  Actively managed funds that concentrate on foreign stocks (whether regional or single country) typically have expense ratios  higher than that estimated for the Fund.

MORE ON THE FUND

This prospectus describes the primary risks you would face as a Fund shareholder.  It is important to keep in mind one of the main axioms of investing:  the higher the risk of losing money, the higher the potential reward.  The reverse, also, is generally true:  the lower the risk, the lower the potential reward.  As you consider an investment in any mutual fund, you should take into account your personal tolerance for fluctuations in the securities markets.  Throughout this Prospectus, there is detailed information about the more significant risks that you would confront as a Fund shareholder.  To highlight terms and concepts important to mutual fund investors, we have provided explanations along the way.  Reading the Prospectus will help you decide whether a Fund is the right investment for you.  We suggest that you keep this Prospectus for future reference.

Share Class Overview

This Prospectus offers the Funds’ Class A Shares.At this time, the only share classes offered by the Fund are the Investor Shares and the Class A Shares.  The Fund may offer additional share classes in the future, to accommodate purchasers having different needs.  Additional share classes may be offered by this Prospectus (as revised in the future) or by separate Prospectuses.

All share classes that may be offered by the Fund will have the same investment objective, strategies, and policies.  However, different share classes may have different expenses; as a result, their investment performances will differ.

Costs of Investing

Costs are an important consideration in choosing a mutual fund.  That’s because you, as a shareholder, pay a proportionate share of the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities.  These costs can erode a substantial portion of the gross income or the capital appreciation a fund achieves.  Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund’s performance.

The following sections explain the primary investment strategies and policies that the Fund uses in pursuit of its objective.  The Fund’s board of trustees, which oversees the Fund’s management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.  Note that in the case of this Fund, the investment objective is fundamental and cannot be changed without a shareholder vote.  The Fund’s investment objective is to replicate the CNX Midcap Index, by investing all, or substantially all, of the Fund’s assets in the stocks that comprise the Index, in the same weightings as used in the Index. The Fund may change its investment objective only upon 60 days’ notice to shareholders.

Market Exposure

The DMS India MidCap Index Fund invests all, or substantially all, of its assets in the stocks included in the CNX Midcap Index.  As discussed elsewhere in this Prospectus, the Index currently is composed of one hundred stocks, all issued by companies operating in India, and all of which are considered by the Index to be “middle capitalization” companies.  Thus, the Fund is not invested in broad securities markets generally, and is entirely subject to the market for these one hundred stocks in India.  The Fund does not ever intend to invest in money market instruments or other investments for “defensive” purposes; the Fund will remain fully invested in the Index during both up and down markets.  The Fund may typically have a small amount of liquid money market cash amounts for operational reasons, such as to accommodate new investments in the Fund before the monies can be invested in the Index, and to accommodate expected expenses and redemption requests.  In addition, if the Fund is prevented from buying stocks of the Index due to some market shutdown or other event beyond the control of the Fund, the Fund will invest any cash on hand in money market instruments.  Any cash that is invested in the money markets will not, of course, be able to replicate the return of the Index for the applicable period.

About International Investing

U.S. investors who invest abroad will encounter risks not typically associated with U.S. companies, because foreign stock and bond markets operate differently from the U.S. markets.  For instance, foreign companies are not subject to the same accounting, auditing, and financial-reporting standards and practices as U.S. companies, and their stocks may not be as liquid as those of similar U.S. firms.  In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the United States.  These factors, among others, could negatively affect the returns U.S. investors receive from foreign investments.

The Fund is subject to stock market risk, which is the chance that stock prices overall will decline.  Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.  The Fund’s investments in India stocks can be riskier than U.S. stock investments.  The prices of India stocks and the prices of U.S. stocks have, at times, moved in opposite directions.  In addition, the Fund’s target index may, at times, become focused in stocks of a particular sector, category, or group of companies.  The Fund has no input or control over the stocks that comprise the Index.

To illustrate the volatility of India stock prices, the following table shows the average annual total returns over various periods as measured by the CNX Midcap Index, the only available index of market activity for the middle capitalization companies in India.  (Total returns consist of dividend income plus change in market price.)  Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio (such as the Fund) would incur.  The CNX Midcap Index began on January 1, 2003, with a base value of 1,000, and closed on March 30, 2012 with a value of 7,711.

CNX India Midcap Index Average Annual Returnsfor the Period Ending June 30, 2012

1 Year	3 Years	5 Years	Inception*
__	__	__	__

*The Index was first compiled on January 1, 2003.

These average returns reflect past performance of just the midcap India stocks; you should not regard them as an indication of future performance of foreign markets as a whole, the India stock market as a whole, stock markets generally, or the Fund in particular.

The Fund is subject to country/regional risk and currency risk.  Country/regional risk is the chance that world events —such as political upheaval, financial troubles, or natural disasters —will adversely affect the value of securities issued by companies in foreign countries or regions.  Because the Fund invests all of its assets in securities of companies located in just the country of India, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area. Currency risk is the chance that the value of a foreign investment, measured in U.S. Dollars, will decrease because of unfavorable changes in currency exchange rates.  Country/regional risk and currency risk are especially high in emerging markets.

DMS INDIA MIDCAP INDEX FUND – INFORMATION AND RISKS

The DMS India MidCap Index Fund is the first series of The DMS Funds, which has been organized as a Pennsylvania business trust.  The DMS Funds family, and the individual DMS India MidCap Index Fund, is a United States investment company, registered as such with the SEC.  The Fund, however, will be investing all or substantially all its assets in stocks of Indian companies.  The Fund will initially be marketed and sold to U.S. investors only.

Under the securities laws of India and the regulations issued by the Securities and Exchange Board of India (“SEBI,” the equivalent of the SEC in the U.S.), most non-Indian entities desiring to invest in the securities market in India must be registered with SEBI as a qualified Foreign Institutional Investor (“FII”).  Neither the Fund nor the Advisor is currently registered as an FII.  However, through the services provided to the Fund by its custodian, which is a registered FII, the Subsidiary is named as a “sub account” of the custodian, which provides essentially the same benefits to the Subsidiary as if the Subsidiary itself were an FII.

The Fund invests all, or substantially all, of its assets in the stocks held in the CNX MidCap Index.  By definition, all stocks held in the Index are issued by companies that are based in India.  Because the Index is limited to India stocks only, it can be considered more volatile than an index that would be regional or global in composition.  As of December 31, 2011, there were one hundred stocks compromising the Index, and the companies issuing those stocks had an asset-weighted median market capitalization of approximately $400 million.The stocks that are included in the Index are selected solely by the Index sponsor, which is a wholly owned subsidiary of the National Stock Exchange in India.  Neither the Fund nor the adviser to the Fund has any ability to affect the stocks that comprise the Index, or the weightings thereof.  While the Index presently contains one hundred stocks, the Index could be changed at any time to include more or fewer stocks.  The stocks selected to be in the Index come from all major industries and types of businesses in India, but there is no requirement that the composition of the Index be representative of all industries or all business sectors, or that industries and sectors be weighted equally.  (The selection of the stocks in the Index is made primarily on size of free float market capitalization of the companies, without regard to their industry sector, so that the Index could be concentrated in an industry sector at any time.  With 100 companies in the Index, the likelihood of industry concentration is not great.  As of March 30, 2012, the top five industry sectors in the Index were: banks, 14.5%; pharmaceuticals, 8.4%; cement, 8%; personal care, 5.9%; and construction, 4.8%. )  The Index is re-balanced periodically at the sole discretion of the Index sponsor.  In the last several years, the Index was re-balanced twice per year.

The DMS India MidCap Index Fund is subject to investment style risk, which is the chance that returns from non-U.S. mid-capitalization stocks will trail returns from global stock markets.  Historically, non-U.S. mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently.  In addition, the median market capitalization of the companies whose shares comprise the Index is approximately $400 million.  In the U.S. securities markets, such size would typically be considered a small-cap stock, not a mid-cap.Small-cap stocks are generally considered to be more volatile than mid-cap and large-cap stocks.

The DMS India MidCap Index Fund is also subject to some degree to emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Foreign Tax and Regulatory Risk

The Fund intends to invest all its assets in securities comprising the Index, which is composed solely of midcap companies in India.  Therefore, the Fund is expected to be invested in stocks foreign to the United States at all times.  Because the Fund will invest in Indian stocks, certain of the laws of India will directly apply to the Fund, even though the Fund is registered with the SEC as a United States investment company, or mutual fund.

Some of the laws of India that may apply to the Fund are tax laws.  That is, even though the Fund will be exempt from any U.S. income tax, the Fund will likely be subject to certain Indian taxes, such as capital gains tax.At the present time, the Indian short term capital gains tax rate is 15%, which is applied against any gains resulting from sales of Indian stocks held for less than one year.  Since it is impossible to predict what level of sales of Indian stocks the Fund may have, it is impossible to estimate the level of any capital gains taxes that may be payable.  (If the Fund successfully grows in the first few years of its life, it arguably would not have to sell any stocks within the time frame to be subject to the capital gains tax.)  Any Indian taxes paid by the Fund will be an expense of the Fund, born pro rata by all shareholders, and will increase the operating expenses of the Fund and reduce the return to investors.In the future, the Fund may explore the possibility of forming asubsidiaryunder the laws of Mauritius or another country that has a tax treaty in effect between India and such country.  Such treaties have typically provided favorable Indian tax treatment (or a complete exemption from the Indian tax) to entities organized in the specified countries, if they invest in the securities markets of India in accordance with the requirements of the treaty.  The Fund will explore the requirements and costs of forming and maintaining a subsidiary in an eligible tax treaty country, and compare such costs with the costs of the Indian taxes that may otherwise be incurred.The Fund cannot predict the outcome of such evaluations at this time, but will advise and inform the shareholders of any change in the operation of the Fund as a result of changes in applicable tax treaties or their application to the formation of asubsidiary.  In the initial stages of the life of the Fund, the Indian tax that may be imposed is expected to be a minor portion of the operating expenses of the Fund, and significantly less than the cost ofappropriately maintaining a qualified subsidiary in a tax eligible treaty country.

The Fund is presently designated as a sub account of the Fund’s custodian, which is a Foreign Institutional Investor registered as such with SEBI.  The Fund, in turn, is also registered with SEBI as a sub account.  As a sub account of a qualified FII, the Fund is legally able to invest in the securities markets in India.  If SEBI changes its current policies to preclude the Fund from being treated as a registered sub account, it would affect the ability of the Fund to invest in the securities markets of India.  In such event, the Fund would have to devise an alternative method to invest in Indian securities, which would likely increase the expense of making such investments.  In addition, the rules that apply to all FIIs impose certain restrictions and limitations on the amount of any individual Indian stock that an FII may buy.  While the current rules imposed by SEBI are not expected to impact the investment activities of the Fund, future changes in such rules could have an adverse impact on the ability of the Fund to invest, or could increase the expenses of making such investments, each of which would affect the performance of the Fund.  The Fund is not aware of any proposed amendments to such rules, but it cannot predict what SEBI may do in the future, or how it may affect the Fund.

Security Selection

The Fund uses the replication method of investing, meaning that the Fund will generally hold the same stocks as those in its target index, and as closely as possible in the exact same proportions.

The Fund, in most cases, will obtain economic exposure to stocks of its target index (component securities) by investing directly in common stocks.  However, the Fund reserves the right to obtain economic exposure to component securities indirectly by purchasing depositary receipts of the component securities.  Depositary receipts are securities that are listed on exchanges or quoted in over-the-counter markets in one country, but represent shares of issuers domiciled in another country.  Generally, the Fund will hold depositary receipts only when the advisor believes that the Fund would benefit from holding the depositary receipt, rather than the underlying component security.  The Fund might opt to hold depositary receipts if the foreign market in which a stock trades does not provide adequate protection to the rights of foreign investors or if government regulators place restrictions on the free flow of capital or currency.  The Fund treats depositary receipts that represent interests in component securities as component securities for purposes of any requirements related to the percentage of component securities held in the Fund’s portfolio.

Other Investment Policies and Risks

The Fund intends to invest only in the stocks of the Index, it does not intend to make any other kinds of investments.  The Fund reserves the right to substitute a different index for the Index if the current Index is discontinued, if the Fund’s licensing agreement with the sponsor of the Index is terminated, or for any other reason determined in good faith by the Fund’s board of trustees.  In any such instance, the substitute index that may be selected would be chosen based upon its abilities to measure the same market segment as the current Index.

The Fund may invest, to a limited extent, in stock futures and options contracts, warrants, convertible securities, and swap agreements, all of which are types of derivatives.  Generally speaking, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold, oil, or wheat), or a market index (such as the S&P 500 Index).  Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.  The Fund will not use derivatives for speculation or for the purpose of leveraging (magnifying) investment returns.

The Fund may enter into forward foreign currency exchange contracts, which are a type of derivative, in order to maintain the same currency exposure as its respective index.  A forward foreign currency exchange contract is an agreement to buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future.  In other words, the contract guarantees an exchange rate on a given date.  These contracts, however, would not prevent the Fund’s securities from falling in value during foreign market downswings.  The Fund may use these contracts to gain currency exposure when investing in stock index futures and to settle trades in a foreign currency.

Cash Management

The Fund’s daily cash balance may be invested in one or more U.S. money market funds, which will be selected by the Advisor from time to time.  If the Fund is invested in a money market fund, it will bear a proportionate share of the underlying expenses of the money market fund in which it invests, on the same basis as all other investors in such money market fund.

Temporary Investment Measures

The Fund does not intend to temporarily depart from its normal investment policies and strategies.  The Fund intends to be 100% invested in the Index at all times, regardless of whether the Index is expected by market commentators to go up or down. There may be times when not all of the cash of the Fund may be invested in the Index, as might be the case when the Fund receives large cash inflows that it cannot practically invest immediately.

Redemption and Account Service Fees

The Fund charges a 2.0% fee on shares redeemed before they have been held forthirty days.  The fee applies if you redeem shares by selling, or by exchanging into another fundthat might bemanaged by the Advisor in the future, or if the Fund liquidates your Fund account because the balance falls below the minimum investment balance (except if such reduction is due solely to market fluctuation).  Shares you have held the longest will be considered to be redeemed first.

Unlike a sales charge or a load paid to a broker or a fund management company, the redemption fee is paid directly to the Fund to offset the costs of buying and selling securities.  The redemption fee is designed to ensure that short-term investors pay their share of the Fund’s transaction costs and that long-term investors do not subsidize the activities of short-term traders.

An account service fee of $20 per year applies to certain Fund accounts whose balances are less than $1,000.This fee will be assessed once a year against an account whose balance falls below $1,000 for any reason, including partial withdrawals, investment decline, or currency fluctuations.This fee will be waived for accounts that have made a valid election to receive all account statements, reports, and other information electronically.

Frequent Trading or Market-Timing

Background.  Some investors try to profit from strategies involving frequent trading of mutual fund shares, such as market-timing.  For funds holding foreign securities, investors may try to take advantage of an anticipated difference between the price of the fund’s shares and price movements in overseas markets, a practice also known as time-zone arbitrage.  Investors also may try to engage in frequent trading of funds holding investments such as small-cap stocks and high-yield bonds.  As money is shifted into and out of a fund by a shareholder engaging in frequent trading, a fund incurs costs for buying and selling securities, resulting in increased brokerage and administrative costs.  These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs.  In addition, frequent trading may interfere with an advisor’s ability to efficiently manage the fund.

Policies to Address Frequent Trading.  The DMSFunds do not knowingly accommodate frequent trading.  The board of trustees of the Fund has adopted policies and procedures reasonably designed to detect and discourage frequent trading and, in some cases, to compensate the fund for the costs associated with it.  Although there is no assurance that the Advisor will be able to detect or prevent frequent trading or market-timing in all circumstances, the following policies have been adopted to address these issues:

•

TheFund reserves the right to reject any purchase request —including exchanges from other DMS funds —without notice and regardless of size.  For example, a purchase request could be rejected because of a history of frequent trading by the investor or if the Advisor determines that such purchase may negatively affect a fund’s operation or performance.

•

TheFund generally prohibits an investor’s purchases or exchanges into a fund account for 30 calendar days after the investor has redeemed or exchanged out of that fund account.

•

The Fund charges shareholders a 2% redemption fee on shares redeemed in less than thirty days from purchase.

TheFund, in determining its net asset value, will, when appropriate, use fair-value pricing, as described in the Share Price section.  Fair-value pricing may reduce or eliminate the profitability of certain frequent-trading strategies.

Do not invest with DMS Funds if you are a market-timer.

Turnover Rate

Although the Fund normally seeks to invest for the long term, the Fund may sell securities regardless of how long they have been held.  Generally, index-oriented funds sell securities only in response to redemption requests from the Fund or changes in the composition of a target index.  Because of this, the turnover rate for the Fund is expected to be very low.  A turnover rate of 100%, for example, would mean that a Fund had sold and replaced securities valued at 100% of its net assets within a one-year period.  While the Fund has no historical data as of the date of this Prospectus, the CNX Midcap Index had a turnover of 17% for the calendar year 2011.  (This turnover rate is not directly comparable, as it does not include redemption requests that the Fund would have in the normal course of business.)

General Information About Turnover Rate

Before investing in a mutual fund, you should review its turnover rate.  This gives an indication of how transaction costs, which are not included in the fund’s expense ratio, could affect the fund’s future returns.  In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return.  Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income.

THE FUNDS AND THE ADVISOR

The Fund is a member of The DMS Funds, a newly formed investment company group that intends to concentrate on index funds that apply to a specific country, region, or sector. The DMS India MidCap Index Fundhas selected DMS Advisors, Inc. as the investment adviser for the Fund.  The Fund pays an investment management fee to DMS Advisors, Inc., from which fees the Advisor pays its operating expenses.  In addition, the Fund pays its own separate expenses associated with administrative services and business operations, such as personnel, office space, equipment, and advertising.

The Advisor also provides marketing services to The DMS Funds.  The shareholders and the Funds do not pay any marketing or other costs to the Advisor.

Investment Advisor

DMS Advisors, Inc. (“DMS” or the “Advisor”), is located at 2619 Leiscz’s Bridge Road, Suite 200, Leesport, PA, 19533.  DMS serves as advisor to the Funds.  DMS manages the Funds in exchange for a management fee, subject to the supervision and oversight of the trustees and officers of the Funds.  DMS was registered with the SEC as an investment adviser in 2012.

The board of trustees of the Fund, including a majority of the disinterested trustees, approved the Fund’s investment advisory agreement with DMS, and will review and vote on whether or not to approve the agreement each year.A discussion regarding the basis of the decision by the trustees to approve the agreement will be contained in the Fund’s annual or semi-annual report to shareholders.  The agreement provides that the Fund will pay the Advisor a fee equal to 0.75% of the Net Asset Value of the Fund.  As the Fund has not yet begun operations, no fees have yet been paid to the Advisor.  The Advisor has agreed to waive its fees, and/or to directly pay the expenses or reimburse the Fund as necessary, to keep the Fund’s operating expenses at or below 0.96%, until such time as the Fund reaches $100 million in net assets.

DMS’ investment management is overseen by:

Peter R. Kohli, Chief Executive Officer and Chief Investment Officer of DMS.  As Chief Investment Officer, he is responsible for the oversight of the investment management activities of DMS, and is also the manager primarily responsible for the day-to-day management of the Fund.  At this time, DMS serves as investment manager to The DMS Funds, which presently only operates the DMS India MidCap Index Fund, and does not manage any individual accounts or any actively managed funds or portfolios.  Mr. Kohli is a registered representative of Trustmont Financial Group, a registered broker dealer and member of FINRA.  Mr. Kohli has been engaged in the securities business on a full time basis for the last fifteen years, and prior thereto on a part time basis.  He received the Chartered Financial Consultant designation from The American College, and holds a Bachelor’s degree in Mathematics from the Open University, England.

The Statement of Additional Information provides information about each portfolio manager’s compensation, other accounts under management, and ownership of shares of the Funds.

DIVIDENDS, CAPITAL GAINS, AND TAXES

Fund Distributions

Each Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses) as well as any net capital gains realized from the sale of its holdings.  Distributions generally occur annually in December.  You can receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

From time to time, a Fund may pay out higher-than-expected distributions.  That’s because, as an index fund, it must adjust its holdings to reflect changes in its target index.  In some cases, such changes may force an index fund to sell securities that have appreciated in value, thereby realizing a capital gain that must be distributed to shareholders.  A security may move out of an index for a number of reasons, including a merger or acquisition, a substantial change in the market capitalization of the issuer, or other change made solely by the creator of the CNX Midcap Index, over which changes the Advisor has no control.

General Information About Distributions

As a shareholder, you are entitled to your portion of a fund’s income from interest and dividends as well as capital gains from the fund’s sale of investments.  Income consists of both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments.  Capital gains are realized whenever the fund sells securities for higher prices than it paid for them.  These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year.

Basic Tax Points

The Fund will send you a statement each year showing the tax status of all your distributions.  In addition, investors in taxable accounts should be aware of the following basic federal income tax points:

•

Distributions are taxable to you whether or not you reinvest these amounts in additional Fund shares.

•

Distributions declared in December —if paid to you by the end of January —are taxable as if received in December.

•

Any dividend and short-term capital gains distributions that you receive are taxable to you as ordinary income.  If you are an individual and meet certain holding-period requirements with respect to your Fund shares, you may be eligible for reduced tax rates on “qualified dividend income,” if any, distributed by the Fund.

•

Any distributions of net long-term capital gains are taxable to you as long-term capital gains, no matter how long you’ve owned shares in the Fund.

•

Capital gains distributions may vary considerably from year to year as a result of the Funds’ normal investment activities and cash flows.

•

A sale or exchange of Fund shares is a taxable event.  This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your tax return.

•

Any conversion between classes of shares of the same fund is a nontaxable event.  By contrast, an exchange between classes of shares of different funds is a taxable event.

Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.

The Fund may be subject to foreign taxes or foreign tax withholding on dividends, interest, and some capital gains that the Fund receives on foreign securities.  You may qualify for an offsetting credit or deduction under U.S. tax laws for any amount designated as your portion of the Fund’s foreign tax obligations, provided that you meet certain requirements.  See your tax advisor or IRS publications for more information.

This prospectus provides general tax information only.  If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply.  Please consult your tax advisor for detailed information about any tax consequences for you.

General Information: “Buying a Dividend”

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding a purchase of fund shares shortly before the fund makes a distribution, because doing so can cost you money in taxes.  This is known as “buying a dividend.”  For example:  On December 15, you invest $5,000, buying 250 shares for $20 each.  If the fund pays a distribution of $1 per share on December 16, its share price will drop to $19 (not counting market change).  You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received -even if you reinvest it in more shares.  To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

GENERAL INFORMATION

Backup withholding.  By law, the Fund must withhold 28% of any taxable distributions or redemptions from your account if you do not:

•

Provide us with your correct taxpayer identification number;

•

Certify that the taxpayer identification number is correct; and

•

Confirm that you are not subject to backup withholding.

Similarly, the Fund must withhold taxes from your account if the IRS instructs us to do so.

Foreign investors.  The Fund is generally not sold outside the United States.

Invalid addresses.  If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, the Fund will automatically reinvest the distribution and all future distributions until you provide us with a valid mailing address.  Reinvestments will receive the net asset value calculated on the date of the reinvestment.

Share Price

Share price, also known as net asset value (NAV), is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time.  Each share class has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to each share class by the number of Fund Shares outstanding for that class.  On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests.  However, on those days the value of the Fund’s assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.  At this time, the holidays on which the New York Stock Exchange is closed are New Year’s Day, Martin Luther King Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.  (Depending on the day of the week that such holidays fall, the NYSE may close early on the day before such holiday, but will be open for business at least half a day.)  Even though the Fund’s investments will be composed entirely of stocks of Indian companies, the Fund will conduct normal operations based on the U.S. securities markets, and will not open or close based on holidays in India.

Stocks held by the Fund are valued at their market value when reliable market quotations are readily available.  Certain short-term debt instruments used to manage the Fund’s cash may be valued on the basis of amortized cost.  The values of the foreign securities held by the Fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.  The values of any mutual fund shares held by the Fund are based on the NAVs of the shares.  The values of any ETF or closed-end fund shares held by the Fund are based on the market value of the shares.

When the Fund determines that market quotations either are not readily available or do not accurately reflect the value of a security, the security is priced at its fair value (the amount that the owner might reasonably expect to receive upon the current sale of the security).  The Fund also will use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded.  This most commonly occurs with foreign securities, which may trade on foreign exchanges that close many hours before the Fund’s pricing time.  (4 p.m. New York time may be 1:30 a.m. (the next day) Mumbai time, depending upon daylight savings time.)   Intervening events might be company-specific (e. g., earnings report, merger announcement), or country-specific or regional/global (e. g., natural disaster, economic or political news, act of terrorism, interest rate change).  Intervening events include price movements in U.S. markets that are deemed to affect the value of foreign securities.

Fair-value prices are determined by the Fund according to procedures adopted by the board of trustees.  When fair-value pricing is employed, the prices of securities used by the Fund to calculate the NAV may differ from quoted or published prices for the same securities.

The Fund’s share prices are published daily on our website at DMSFunds.com.

Financial Highlights

The Fund has not yet begun operations and has no financial performance to report as of this time.

INVESTING WITH DMS FUNDS

This section of the Prospectus explains the basics of doing business with the DMS Funds.  Be sure to carefully read each topic that pertains to your relationship with DMS.  The DMS Funds reserve the right to change the following policies, without notice to shareholders.  Please call or check online for current information.

Each fund you hold in an account is a separate “fund account.”  For example, if you hold shares in a nonretirement account titled in your own name, shares in a nonretirement account titled jointly with your spouse, and shares in an individual retirement account, you have three fund accounts.  Note that each reference to “you” in this Prospectus applies to any one or more registered account owners or persons authorized to transact on your account.

Sales Charges

The Class A Shares of the Fund offered by this Prospectus are sold with a “sales charge.”  The amount of the sales charge you pay each time you buy Class A Sharesdiffers depending on the amount you invest, and may be reduced or eliminated forlarger purchases as indicated below.  The “offering price,” the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment.  (For example, an investment of $10,000 will have a 5% sales charge, or $500, which will be deducted from the total, leaving $9,500 to be invested in the Fund.)  Class A Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

The sales charges for the Class A Shares are as follows:

Amount of Investment:	Sales Charge as a % of: Offering Net Amount Price: Invested:		Dealer Commission as a % of Offering Price:
Less than $100,000	5%	5.26%	4.5%
$100,000 to $249,999	4%	4.17%	3.5%
$250,000 to $499,999	3%	3.09%	2.5%
$500,000 to $749,999	2%	2.04%	1.5%
$750,000 to $999,999	1%	1.01%	0.75%
$1,000,000 and more and
certain other investments	None	None	See below

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages in the above table due to rounding.  This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria.  The impact of rounding will vary with the size of the investment and the net asset value of the shares.

For purchases above $1,000,000 or otherwise not subject to a sales charge, the distributor may pay to dealers a commission of up to 1%.  The Fund may reimburse the distributor for these payments through its plans of distribution.  See “Plans of Distribution” below.

Sales Charge Reduction and Waivers

Certain investors are entitled to a reduction or a waiver of sales charges.  In order to be sure that you are charged the least amount of any sales charge, you must tell your broker or other intermediary that you qualify for a reduction or waiver, or that you believe you may be eligible, so that the appropriate sales charge may be applied to your investment.

Investors who are employees or agents of the Fund, the Adviser, any related entity, or any service provider to the Fund, are exempt from all initial sales charges, regardless of the amount of investment.

Investors who are not employees or agents are entitled to “aggregate” their purchases among immediate family members to reduce the sales charge that would otherwise be applicable.  Spouses and children under age 22, or children over 21 but still sharing the same household, are considered immediate family for this purpose.  All investments by all members of an immediate family may be combined to satisfy the higher investment thresholds set forth in the table above to qualify for a lower sales charge. In addition, investments made by certain trust accounts, family controlled businesses, and single participant retirement plans or IRAs may also be aggregated to qualify for lower sales charges.  As of the date of this Prospectus, the Fund is the only series fund in The DMS Funds family.  The DMS Funds intends, however, to offer additional series in the future.  All investments in any fund that is part of The DMS Funds family are eligible to be aggregated for purposes of reducing the sales charge applicable to the Class A Shares.

Aggregation of investments can be confusing.  In addition, the Fund may offer waivers or reductions to specific types of purchasers, investors who are members or affiliates of specific charitable or other organizations, or other categories of investors from time to time.  You are encouraged to contact the Fund at _____, or its administrator at _______, to inquire whether a reduction or waiver may apply to you.  The Fund’s website at DMSFunds.com will also contain updated information about sales charge waivers that may be applicable to certain investors.

Plans of Distribution

The Fund has established a plan of distribution, or “12b-1 plan,” for the Class A Shares.  The plan may be used to finance activities primarily intended to sell shares, provided that the categories of expenses are approved in advance by the Board of Trustees.  The plan provides for payments, based on an annualized rate of up to 0.25% of average daily net assets of the Class A Shares.  This entire amount may be used to pay service fees to qualified dealers for providing certain shareholder services.  Any amounts not paid to dealers may be used for distribution expenses as authorized by the Board of Trustees, in accordance with guidance issued by the SEC from time to time. The estimated 12b-1 fees expected to be paid are indicated in the Annual Fund Operating Expenses table under “Risk/Return Summary” at the beginning of this Prospectus.  Since these fees are paid out of the Fund’s assets or income on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return on your investment.

Purchasing Shares

The Fund reserves the right, without notice, to increase or decrease the minimum amount required to open, convert shares to, or maintain a fund account, or to add to an existing fund account.

Investment minimums may differ for certain categories of investors.

Account Minimums for Class A Shares

To openan account:  $1,500.  To maintain an account: $1,000.

Add to an existing account: $100 (other than by Automatic Investment Plan, which has no established minimum).

How to Initiate a Purchase Request

Be sure to check Exchanging Shares, Frequent-Trading Policy, and Other Rules You Should Know before placing your purchase request.

Online.  You may open certain types of accounts, request a purchase of shares, and request an exchange (the purchase of shares of one DMS Fund using the proceeds of a simultaneous redemption of shares of another DMS Fund) through our website at DMSFunds.com if you are a registered user.

By telephone.  You may call the DMS Funds (866-282-6743) to begin the account registration process or request that the account-opening forms be sent to you.  You may also call the Advisor to request a purchase of shares in your account.

By mail.  You may send tothe DMS Funds service provider, Mutual Shareholder Services LLC, 8000 Towne Centre Drive, Suite 400, Broadview Heights, Ohio 44147, your account registration form and check to open a new fund account.  To add to an existing fund account, you may send your check with an Invest-by-Mail form (from your account statement), with a deposit slip (available online), or with a written request.  You may also send a written request to the Advisor to make an exchange.

How to Pay for a Purchase

By electronic bank transfer.  You may purchase shares of a DMS Fund through an electronic transfer of money from a bank account.  To establish the electronic bank transfer option on an account, you must designate the bank account online, complete a special form, or fill out the appropriate section of your account registration form.  After the option is set up on your account, you can purchase shares by electronic bank transfer on a regular schedule (Automatic Investment Plan) or from time to time.  Your purchase request can be initiated online (if you are a registered user of DMSFunds.com), by telephone, or by mail.

By wire.  Wiring instructions vary for different types of purchases.  Please call the Advisor for instructions and policies on purchasing shares by wire.

By check.  You may send a check to make initial or additional purchases to your fund account.  Also see How to Initiate a Purchase Request:  By mail.  Make your check payable to DMS Funds and include the appropriate fund number (e. g., DMS India MidCap Index Fund -001).  For a list of Fund numbers (for Funds and share classes in this prospectus), see Additional Information.

By exchange.  You may purchase shares of a DMS Fund using the proceeds from the simultaneous redemption of shares of another DMS Fund.  You may initiate an exchange online (if you are a registered user of DMSFunds.com), by telephone, or by mail.  See Exchanging Shares.

Trade Date

The trade date for any purchase request received in good order will depend on the day and time the DMS Funds receives your request, the manner in which you are paying, and the type of fund you are purchasing.  Your purchase will be executed using the NAV as calculated on the trade date.  NAVs are calculated only on days that the New York Stock Exchange (NYSE) is open for trading (a business day).

For purchases by check, and for purchases by exchange or wire:  If the purchase request is received by the DMS Funds on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day.  If the purchase request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day.

For purchases by electronic bank transfer using an Automatic Investment Plan:  Your trade date generally will be one business day before the date you designated for withdrawal from your bank account.

For purchases by electronic bank transfer not using an Automatic Investment Plan:  If the purchase request is received by the Fund on a business day before 4 p.m., Eastern time, the trade date generally will be that business day.  If the purchase request is received on a business day after 4 p.m., Eastern time, or on a nonbusiness day, the trade date will be the next business day following the day the Fund receives the request.

If your purchase request is not accurate and complete, it may be rejected.  See Other Rules You Should Know —Good Order.

For further information about purchase transactions, consult our website at DMSFunds.com.

Check purchases.  All purchase checks must be written in U.S. Dollars and must be drawn on a U.S. bank.  The Fund does not accept cash, traveler’s checks, or money orders.  In addition, the Fund may refuse “starter checks” and checks that are not made payable to DMS Funds.

New accounts.  We are required by law to obtain from you certain personal information that we will use to verify your identity.  If you do not provide the information, we may not be able to open your account.  If we are unable to verify your identity, we reserve the right, without notice, to close your account or take such other steps as we deem reasonable.

Refused or rejected purchase requests.  The Fund reserves the right to stop selling fund shares or to reject any purchase request at any time and without notice.  This also includes the right to reject any purchase request because of a history of frequent trading by the investor or because the purchase may negatively affect a fund’s operation or performance.

Large purchases.  Please call the Fund before attempting to invest a large dollar amount.

No cancellations. The Fund will not accept your request to cancel any purchase request once processing has begun.  Please be careful when placing a purchase request.  After a purchase is processed, a redemption of some or all of the amount of that purchase within thirty days will be subject to an early redemption fee of 2%.

Converting Shares

At the time of this Prospectus, the Fund has two classes of shares, Investor Shares and Class A Shares.  It is possible that the Fund will have multiple classes of shares in the future.  Subject to eligibility requirements, shareholders may convert from one class to another.  When a conversion occurs, you receive shares of one class in place of shares of another class of the same fund.  At the time of conversion, the dollar value of the “new” shares you receive equals the dollar value of the “old” shares that were converted.  In other words, the conversion has no effect on the value of your investment in the fund at the time of the conversion.  However, the number of shares you own after the conversion may be greater than or less than the number of shares you owned before the conversion, depending on the net asset values of the two share classes.

A conversion between share classes of the same fund is a nontaxable event.

Trade Date

The trade date for any conversion request received in good order will depend on the day and time the Fundreceives your request.  Your conversion will be executed using the NAVs of the different share classes on the trade date.  NAVs are calculated only on days that the NYSE is open for trading (a business day).

For a conversion request received by the Fund on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day.  For a conversion request received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day.  See Other Rules You Should Know.

Redeeming Shares

How to Initiate a Redemption Request

Be sure to check Exchanging Shares, Frequent-Trading Policy, and Other Rules You Should Know before placing your redemption request.

Online.  You may request a redemptionof shares through our website at DMSFunds.com if you are a registered user.

By telephone.  You may call the Fund to request aredemption of shares.

By mail.  You may send a written request to the Fund’s service provider, Mutual Shareholder Services, to redeem from a fund account.

How to Receive Redemption Proceeds

By electronic bank transfer.  You may have the proceeds of a fund redemption sent directly to a designated bank account.  To establish the electronic bank transfer option on an account, you must designate a bank account online, complete a special form, or fill out the appropriate section of your account registration form.  After the option is set up on your account, you can redeem shares by electronic bank transfer on a regular schedule (Automatic Withdrawal Plan) or from time to time.  Your redemption request can be initiated online, by telephone, or by mail.

By wire.  Wire redemptions generally are not available for the DMSFunds.  To establish the wire redemption option, you generally must designate a bank account online, complete a special form, or fill out the appropriate section of your account registration form.  Wire redemptions are subject to rules that may be adopted by the Fund from time to time, and will include some delay in payment to allow the Fund shares to be liquidated and converted to cash in order to fund the wire order.  The Fund will also charge a fee for any wire transfer of redemption proceeds, in addition to any fee that may be imposed your bank when receiving the wire.

By exchange.  You may have the proceeds of a DMSFund redemption invested directly in shares of another DMS Fund.  (At the time of this Prospectus, there is only one DMS Fund.)  You may initiate an exchange online (if you are a registered user of DMSFunds.com), by telephone, or by mail.

By check.  If you have not chosen another redemption method, the Fund will mail you a redemption check, generally payable to all registered account owners, normally within two business days of your trade date.

Trade Date

The trade date for any redemption request received in good order will depend on the day and time the Fund receives your request and the manner in which you are redeeming.  Your redemption will be executed using the NAV as calculated on the trade date.  NAVs are calculated only on days that the NYSE is open for trading (a business day).

For redemptions by check:  If the redemption request is received by the Fundon a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day.  If the redemption request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day.

For redemptions by electronic bank transfer using an Automatic Withdrawal Plan:  Your trade date generally will be the date you designated for withdrawal of funds (redemption of shares) from your DMS Fund account.  Proceeds of redeemed shares generally will be credited to your designated bank account two business days after your trade date.  If the date you designated for withdrawal of funds from your DMS Fund account falls on a weekend, holiday, or other nonbusiness day, your trade date generally will be the previous business day.

For redemptions by electronic bank transfer not using an Automatic Withdrawal Plan:  If the redemption request is received by the Fund on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day.  If the redemption request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day.

If your redemption request is not accurate and complete, it may be rejected.  If we are unable to send your redemption proceeds by wire or electronic bank transfer because the receiving institution rejects the transfer, the Fund will make additional efforts to complete your transaction.  If the Fund is still unable to complete the transaction, we may send the proceeds of the redemption to you by check, generally payable to all registered account owners.  See Other Rules You Should Know —Good Order.

For further information about redemption transactions, consult our website at DMSFunds.com,  or contactthe Advisor.

Redemption Fee

TheFund charges a 2.0% fee on shares redeemed before they have been held for thirty days.  The fee applies if you redeem shares by selling or by exchanging to another DMS fund, or if DMS liquidates your Fund account because the balance falls below $1,000 (except if the decline is due to marketor currency fluctuation).  The fee is withheld from redemption proceeds and is paid directly to the Fund.  Shares held for thirty-one days or more are not subject to the 2% fee.

In an effort to reduce or eliminate the redemption fees you pay, if you redeem less than your full investment in the Fund, we will first redeem those shares not subject to the fee (see below), followed by those shares you have held the longest.

Redemption fees will not apply to DMS Fund account redemptions in the following circumstances:  (1) redemptions of shares purchased with reinvested dividend and capital gains distributions; redemptions of shares to pay Fund or account fees; redemptions of shares to revoke an IRA within the period of time set forth in the IRA Disclosure Document or to remove excess shareholder contributions to an IRA; and redemptions from Section 529 college savings plans; (2) share transfers, rollovers, or re-registrations within the same fund; (3) conversions of shares from one share class to another in the same fund; and (4) redemptions in kind.

In addition, redemption fees will not apply to (1) distributions by shareholders age 70-1/2 or older from traditional IRAs, rollover IRAs, SEP-IRAs, SIMPLE IRAs, certain Individual Section 403(b)(7) Custodial Accounts; and (2) distributions by beneficiaries from inherited IRAs, and certain Individual Section 403(b)(7) Custodial Accounts.

Also, participants in employer-sponsored defined contribution plans will not incur redemption fees for the following:  exchanges of shares purchased with participant payroll or employer contributions; distributions, loans, and in-service withdrawals from a plan; redemptions or transfers of shares as part of a plan termination or at the direction of the plan; and direct rollovers into IRAs.

Participants will incur redemption fees if, after making an exchange, transfer, or rollover into a fund with a redemption fee, the participant makes a subsequent exchange out of that fund within the redemption-fee period.

Other Redemption Rules You Should Know

Documentation for certain accounts.  Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts.  Please call us before attempting to redeem from these types of accounts.

Potentially disruptive redemptions. The Fundreserves the right to pay all or part of a redemption in kind —that is, in the form of securities —if we reasonably believe that a cash redemption would negatively affect the Fund’s operation or performance or that the shareholder may be engaged in market-timing or frequent trading.  Under these circumstances, the Fund also reserves the right to delay payment of the redemption proceeds for up to seven calendar days.  By calling us before you attempt to redeem a large dollar amount, you may avoid in-kind or delayed payment of your redemption.  Please see Frequent-Trading Policy for information about our policies to limit frequent trading.

Recently purchased shares.  Although you can redeem shares at any time, proceeds may not be made available to you until the Fund collects payment for your purchase.  This may take up to ten calendar days for shares purchased by check or by electronic bank transfer.

Address change.  If you change your address online or by telephone, there may be up to a 15-day restriction on your ability to request check redemptions online and by telephone.  You can request a redemption in writing at any time.  Confirmations of address changes are sent to both the old and new addresses.

Payment to a different person or address.  At your request, we can make your redemption check payable to a different person or send it to a different address.  However, this generally requires the written consent of all registered account owners and may require a signature guarantee or a notarized signature.  You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.

No cancellations. The Fund will not accept your request to cancel any redemption request once processing has begun.  Please be careful when placing a redemption request.

Emergency circumstances.The DMS Funds can postpone payment of redemption proceeds for up to seven calendar days.  In addition, the DMSFunds can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days at times when the NYSE is closed or during emergency circumstances, as determined by the SEC.

Exchanging Shares

An exchange occurs when you use the proceeds from the redemption of shares of one DMS Fund to simultaneously purchase shares of a different DMS fund.  You can make exchange requests online (if you are a registered user of DMSFunds.com), by telephone, or by mail.  At the time of this Prospectus, there is only one DMS Fund.

If the NYSE is open for regular trading (generally until 4 p.m., Eastern time, on a business day) at the time an exchange request is received in good order, the trade date generally will be the same day.

Please note that the Fund reserves the right, without notice, to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason.

Frequent-Trading Policy

Because excessive transactions can disrupt management of a fund and increase the fund’s costs for all shareholders, the board of trustees of each DMS Fund places certain limits on frequent trading in the funds.  Each DMS Fund limits an investor’s purchases or exchanges into a fund account for thirty calendar days after the investor has redeemed or exchanged out of that fund account.

The frequent-trading policy does not apply to the following:

•

Purchases of shares with reinvested dividend or capital gains distributions.

•

Transactions through DMS’s Automatic Investment Plan, Automatic Exchange Service, Direct Deposit Service, Automatic Withdrawal Plan, and Required Minimum Distribution Service.

•

Redemptions of shares to pay Fund or account fees.

•

Transfers and re-registrations of shares within the same fund.

•

Purchases of shares by asset transfer or direct rollover.

•

Conversions of shares from one share class to another in the same fund.

•

Section 529 college savings plans.

•

Certain approved institutional portfolios and asset allocation programs.

For participants in employer-sponsored defined contribution plans, the frequent-trading policy does not apply to:

•

Purchases of shares with participant payroll or employer contributions or loan repayments.

•

Purchases of shares with reinvested dividend or capital gains distributions.

•

Distributions, loans, and in-service withdrawals from a plan.

•

Redemptions of shares as part of a plan termination or at the direction of the plan.

•

Redemptions of shares to pay Fund or account fees.

•

Share or asset transfers or rollovers.

•

Re-registrations of shares.

•

Conversions of shares from one share class to another in the same fund.

Accounts Held by Institutions (Other Than Defined Contribution Plans)

The Fund will systematically monitor for frequent trading in institutional clients’ accounts.  If we detect suspicious trading activity, we will investigate and take appropriate action, which may include applying to a client’s accounts the thirty-day policy previously described on pages 12-13 and above, prohibiting a client’s purchases of fund shares, and/or revoking the client’s exchange privilege.

Accounts Held by Intermediaries

When intermediaries establish accounts in the DMSFunds for the benefit of their clients, we cannot always monitor the trading activity of the individual clients.  However, we review trading activity at the intermediary (omnibus) level, and if we detect suspicious activity, we will investigate and take appropriate action.  If necessary, DMS may prohibit additional purchases of fund shares by an intermediary, including for the benefit of certain of the intermediary’s clients.  Intermediaries also may monitor their clients’ trading activities with respect to the DMS Funds.

For those DMS Funds that charge purchase or redemption fees, intermediaries will be asked to assess purchase and redemption fees on client accounts and remit these fees to the Funds.  The application of purchase and redemption fees and frequent-trading policies may vary among intermediaries.  There are no assurances that DMS will successfully identify all intermediaries or that intermediaries will properly assess purchase and redemption fees or administer frequent-trading policies.  If you invest with the DMS Funds through an intermediary, please read that firm’s materials carefully to learn of any other rules or fees that may apply.

OTHER RULES YOU SHOULD KNOW

Prospectus and Shareholder Report Mailings

The Fund attempts to eliminate the unnecessary expense of duplicate mailings by sending just one summary prospectus (or prospectus) and/or shareholder report when two or more shareholders have the same last name and address.  You may request individual prospectuses and reports by contacting our Client Services Department in writing, by telephone, or by e-mail.

DMSFunds.com

Registration.  If you are a registered user of DMSFunds.com, you can review your account holdings; buy, sell, or exchange shares of DMS Funds; and perform most other transactions online.  You must register for this service online.

Electronic delivery.  The DMS Funds can deliver your account statements, transaction confirmations, and shareholder reports electronically.  If you are a registered user of DMSFunds.com, you can consent to the electronic delivery of these documents by logging on and changing your mailing preference under “Account Profile.”  You can revoke your electronic consent at any time online, and we will begin to send paper copies of these documents within 30 days of receiving your revocation.

Telephone Transactions

Automatic.  When we set up your account, we’ll automatically enable you to do business with us by telephone, unless you instruct us otherwise in writing.

Proof of a caller’s authority.  We reserve the right to refuse a telephone request if the caller is unable to provide the requested information or if we reasonably believe that the caller is not an individual authorized to act on the account.  Before we allow a caller to act on an account, we may request the following information:

•

Authorization to act on the account (as the account owner or by legal documentation or other means).

•

Account registration and address.

•

Fund name and account number, if applicable.

•

Other information relating to the caller, the account owner, or the account.

Good Order

We reserve the right to reject any transaction instructions that are not in “good order.”  Good order generally means that your instructions:

•

Are provided by the person(s) authorized in accordance with the Fund’s policies and procedures to access the account and request transactions.

•

Include the fund name and account number.

•

Include the amount of the transaction (stated in dollars, shares, or percentage).  Written instructions also must include:

•

Signature guarantees or notarized signatures, if required for the type of transaction.

•

Any supporting documentation that may be required.

The requirements vary among types of accounts and transactions.  For more information, consult our website at DMSFunds.com.

The DMS Funds reserve the right, without notice, to revise the requirements for good order.

Future Trade-Date Requests

The Fund does not accept requests to hold a purchase, conversion, redemption, or exchange transaction for a future date.  All such requests will receive trade dates as previously described in Purchasing Shares, Converting Shares, and Redeeming Shares.  The Fund reserves the right to return future-dated purchase checks.

Accounts With More Than One Owner

If an account has more than one owner or authorized person, the Fund generally will accept telephone or online instructions from any one owner or authorized person.

Responsibility for Fraud

The DMS Funds will not be responsible for any account losses because of fraud if we reasonably believe that the person transacting business on an account is authorized to do so.  Please take precautions to protect yourself from fraud.  Keep your account information private, and immediately review any account statements or other information that we provide to you.  It is important that you contact the Fund immediately about any transactions or changes to your account that you believe to be unauthorized.

Uncashed Checks

Please cash your distribution or redemption checks promptly.  The Fund will not pay interest on uncashed checks.

Dormant Accounts

If your account has no activity in it for a period of time, the Fund may be required to transfer it to a state under the state’s abandoned property law.

Unusual Circumstances

If you experience difficulty contacting DMS online or by telephone, you can send us your transaction request by U.S. mail or by commercial delivery services (e.g., Fed Ex).

Investing With DMS Funds Through Other Firms

You may purchase or sell shares of the DMS Funds through a financial intermediary, such as a bank, broker, or investment advisor.  Please consult your financial intermediary to determine which, if any, shares are available through that firm and to learn about other rules that may apply.  Fees charged by such intermediaries, if any, are outside the control of DMS and are not part of the fee structure and expenses of the DMS Funds; they would be in addition to any fees charged by DMS.

Please see Frequent-Trading Policy —Accounts Held by Intermediaries for information about the assessment of any purchase or redemption fees and the monitoring of frequent trading for accounts held by intermediaries.

Account Service Fee

For most shareholders, the DMS Fund charges a $20 account service fee on all fund accounts that have a balance below $1,000for any reason, including market or currency exchange fluctuations.  The account service fee applies to both retirement and nonretirement fund accounts and will be assessed on fund accounts in all DMS Funds, regardless of a fund’s minimum initial investment amount.  The fee, which will be collected by redeeming fund shares in the amount of $20, will be deducted from a fund account only once per calendar year.

If you register on DMSFunds.com and elect to receive electronic delivery of statements, reports, and other materials for all of your fund accounts, the account service fee for balances below $1,000 will not be charged, so long as that election remains in effect.

The account service fee also does not apply to the following:

•

Accounts held through intermediaries.

•

Participant accounts in employer-sponsored defined contribution plans.  Please consult your enrollment materials for the rules that apply to your account.

•

Section 529 college savings plans.

Low-Balance Accounts

The Fund reserves the right to liquidate a fund account whose balance falls below the minimum initial investment for any reason, including market and currency exchange fluctuation.  This policy applies to nonretirement fund accounts and accounts that are held through intermediaries.  Shares redeemed in accordance with this policy will be subject to applicable redemption fees.

Right to Change Policies

In addition to the rights expressly stated elsewhere in this Prospectus, the DMS Funds reserves the right, without notice, to (1) alter, add, or discontinue any conditions of purchase (including eligibility requirements), redemption, exchange, conversion, service, or privilege at any time; (2) accept initial purchases by telephone; (3) freeze any account and/or suspend account services if the Fund has received reasonable notice of a dispute regarding the assets in an account, including notice of a dispute between the registered or beneficial account owners, or if the Fund reasonably believes a fraudulent transaction may occur or has occurred; (4) temporarily freeze any account and/or suspend account services upon initial notification to the Fund of the death of the shareholder until the Fund receives required documentation in good order; (5) alter, impose, discontinue, or waive any purchase fee, redemption fee, account service fee, or other fees charged to a group of shareholders; and (6) redeem an account or suspend account privileges, without the owner’s permission to do so, in cases of threatening conduct or activity the Fund believes to be suspicious, fraudulent, or illegal.  Changes may affect any or all investors.  These actions will be taken when, at the sole discretion of DMS Funds’ management, the DMS Funds reasonably believes they are deemed to be in the best interest of a fund.

Share Classes

DMS reserves the right, without notice, to change the eligibility requirements of its share classes, including the types of clients who are eligible to purchase each share class.

Fund and Account Updates

Confirmation Statements

We will send (or provide online, whichever you prefer) a confirmation of your trade date and the amount of your transaction when you buy, sell, exchange, or convert shares.  However, we will not send confirmations reflecting the reinvestment of dividend or capital gains distributions.  Promptly review each confirmation statement that we provide to you by mail or online.  It is important that you contact the Fund immediately with any questions you may have about any transaction reflected on a confirmation statement, or the Fund will consider the transaction properly processed.

Portfolio Summaries

We will send (or provide online, whichever you prefer) quarterly portfolio summaries to help you keep track of your accounts throughout the year.  Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, redemptions, exchanges, transfers, and conversions for the current calendar quarter.  Promptly review each summary that we provide to you by mail or online.  It is important that you contact the Fund immediately with any questions you may have about any transaction reflected on the summary, or the Fund will consider the transaction properly processed.

Tax Information Statements

For most accounts, we are required to provide annual tax Forms to assist you in preparing your income tax returns.  These Forms, which are generally mailed in January, will report the previous year’s dividends, capital gains distributions, proceeds from the sale of shares from taxable accounts, and distributions from IRAs and other retirement plans.  Registered users of DMSFunds.com can also view these Forms online.

Average-Cost Review Statements

For most taxable accounts, an average-cost review statement will accompany the annual Form 1099-B.  This statement shows the average cost of shares that you redeemed during the previous calendar year, using the average-cost single-category method, one of the methods established by the IRS and the only method used by theDMS Funds.  You may want to consult a tax professional to determine if a different method is best for you.

Annual and Semiannual Reports

We will send (or provide online, whichever you prefer) reports about the Fund twice a year, in _________ and __________.  These reports include overviews of the financial markets and provide the following specific Fund information:

•

Performance assessments and comparisons with industry benchmarks.

•

Financial statements with listings of Fund holdings.

Portfolio Holdings

We generally post on our website at DMSFunds.com, in the Portfolio section of each Fund’s Portfolio & Management page, a detailed list of the securities held by the Fund, as of the end of the most recent calendar quarter.  This list is generally updated within 30 days after the end of each calendar quarter.  The DMS Funds may exclude any portion of these portfolio holdings from publication when deemed in the best interest of the Fund.  We also generally post the ten largest stock portfolio holdings of the Fund and the percentage of the Fund’s total assets that each of these holdings represents, as of the end of the most recent calendar quarter.  This list is generally updated within 30 calendar days after the end of each calendar quarter.  Please consult the Fund’s Statement of Additional Information or our website for a description of the policies and procedures that govern disclosure of the Fund’s portfolio holdings.

GLOSSARY OF INVESTMENT TERMS

Active Management.  An investment approach that seeks to exceed the average returns of a particular financial market or market segment.  Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

Capital Gains Distribution.  Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

Cash Investments.  Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills and notes, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker’s acceptances.

CNX Midcap Index.  An index designed to measure the performance of stocks of companies that are located in the country of India, and that have a market capitalizationdefined as middle capitalization by the creators of the Index.  At the time of this Prospectus, the Index is composed of 100 stocks, and the issuers of those stocks have a median capitalization of approximately $400 million.  India Index Services & Products Limited is the entity that created and maintains the Index.  The Fund has a license agreement with IIS&P, but the Fund has no input into the stocks that comprise the Index, or any other aspect of formulating or maintaining the Index.

Common Stock.  A security representing ownership rights in a corporation.  A stockholder is entitled to share in the company’s profits, some of which may be paid out as dividends.

Dividend Distribution.Payment to mutual fund shareholders of income from interest or dividends generated by a fund’s investments.

Expense Ratio.  The percentage of a fund’s average net assets used to pay its expenses during a fiscal year.  The expense ratio includes management expenses (such as advisory fees, account maintenance, reporting, internal accounting, legal, and other administrative expenses); any 12b-1 distribution fees; and “other” expenses (usually fees paid to independent third parties, such as the fund’s custodian and auditor).  It does not include the transaction costs of buying and selling portfolio securities.

FII.  FII stands for Foreign Institutional Investor, which is an entity registered as such with SEBI.  Most entities that are not Indian entities are required to be an FII in order to invest in the Indian securities markets, or are required to be a sub account of an FII.

Float-Adjusted Index.  An index that weights its constituent securities based on the value of the constituent securities that are available for public trading, rather than the value of all constituent securities.  Some portion of an issuer’s securities may be unavailable for public trading because, for example, those securities are owned by company insiders on a restricted basis or by a government agency.  By excluding unavailable securities, float-adjusted indexes can produce a more accurate picture of the returns actually experienced by investors in the measured market.

Inception Date.  The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective.  For funds with a subscription period, the inception date is the day after that period ends.  Investment performance is measured from the inception date.

Median Market Capitalization.  An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock.  Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Mutual Fund.  An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NSE.  The NSE is the National Stock Exchange of India, which is one of the stock exchanges in India.  The NSE is equivalent to the New York Stock Exchange in the United States.  The NSE owns the India Index Service & Products Limited, which is the entity that created and maintains the Index used by the Fund, the CNX Midcap Index.

Passive Management.  A low-cost investment strategy in which a mutual fund attempts to track -rather than outperform -a specified market benchmark or “index;” also known as indexing.

SEBI.  SEBI stands for the Securities and Exchange Board of India, which is the counterpart to the SEC in the United States.

Securities.  Stocks, bonds, money market instruments, and other investments.

Sub Account.  A sub account is an authorized sub account of a qualified FII registered with SEBI.  The Fund is a sub account of the Fund’s custodian, which is an FII.

Total Return.  A percentage change, over a specified time period, in a mutual fund’s net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

Volatility.  The fluctuations in value of a mutual fund or other security.  The greater a fund’s volatility, the wider the fluctuations in its returns.

Yield.  Income (interest or dividends) earned by an investment, expressed as a percentage of the investment’s price.

[ BACK COVER ]

The DMS India MidCap Index Fund

Class A Shares

Prospectus Dated ______, 2012

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.  In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.  The annual and semi-annual reports are available, without charge, upon request.  You may request the annual and semi-annual reports, as well as the current Statement of Additional Information for the Fund, by contacting the Fund’s administrator at 866-282-6743, or by email request at _____.  In addition, these materials are also available on the Fund’s website, DMSFunds.com.  The website also contains a feature whereby shareholders or prospective shareholders may ask questions about the Fund.

In addition, information about the Fund, including the SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. All filings made by the Fund, including the SAI and annual and semi-annual reports, is also available on the EDGAR Database on the SEC’s internet website at http://www.sec.gov.  Copies of this information may also be obtained, after payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington D.C. 20549-1520.

[ DMS logo ]

DMS India MidCap Index Fund

Investor Shares (Trading Symbol: DIIMX)

Class A Shares (Trading Symbol:  ____X)

a series of

THE DMS FUNDS

Statement of Additional Information

_____________, 2012

This document is not a prospectus but should be read in conjunction with the current prospectus of DMS India MidCap Index Fund (the “Fund” or “DMS”) dated ________ 1, 2012.  You may obtain a prospectus, free of charge, from our website, DMSFunds.com, from your financial adviser, or by contacting us at the following address:

DMS India MidCap Index Fund
c/o Mutual Shareholder Services
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147
866-282-6743

DMS India MidCap Index Fund

Statement of Additional Information

Table of Contents

HISTORY OF THE FUND

1

CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

1

DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

2

FUND POLICIES

4

MANAGEMENT OF THE FUND

6

EXECUTION OF PORTFOLIO TRANSACTIONS

16

DISCLOSURE OF PORTFOLIO HOLDINGS

18

PRICE OF SHARES

19

TAXES AND DISTRIBUTIONS

22

PURCHASE AND EXCHANGE OF SHARES

24

SELLING SHARES

26

SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

GENERAL INFORMATION

HISTORY OF THE FUND

The DMS India MidCap Index Fund (the “Fund”) is the first series of The DMS Funds.  The Fund has just completed its formation and has not yet begun operations.  The DMS Funds is a Pennsylvania business trust organized on March 28, 2012, and the Fund was created by action of the Board of Trustees on that same date.  The Fund is registered with the SEC under the Investment Company Act of 1940, and is categorized under that Act as an open-end management investment company that is “diversified” as defined in the Act.  Although the Fund meets the definition of diversified under the Act, the Fund has a very narrow investment objective and should not be considered a diversified investment by itself.

The Fund presently offers two classes of shares:  the Investor Shares and the Class A Shares.

CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the Fund’s net assets unless otherwise noted.  This summary is not intended to reflect all of the Fund’s investment limitations.

General guideline

•

The Fund is an index fund, and as such will always be invested 100% (or close to 100%) in the securities that comprise the Index.  In the case of this Fund, the Index is the CNX Midcap Index, which is the Indian Midcap Index.  Neither the Fund nor the Adviser has any control over the securities that comprise the Index.The composition of the Index and the weighting of the investments among the companies comprising the Index is strictly controlled by India Index Services & Products Limited, the creator/sponsor of the Index, which is a subsidiary of the National Stock Exchange of India.  The Adviser will cause the Fund’s assets to be automatically invested in the stocks comprising the Index, without regard to any individual analysis of the stocks comprising the Index or the weightings of such stocks.

Equity securities

•

The Fund will invest exclusively in equity-type securities such as common stocks and securities that are convertible into common stock, except on a temporary basis.

•

The Fund may invest all of its assets in companies that do not pay a dividend.

Debt securities

•

The Fund does not intend to invest in debt securities as a general matter, but may use debt instruments or money market fund securities on a temporary basis while awaiting permanent investments.

Investing outside the U.S.

•

The Fund is designed to invest in stocks comprising the Index, and as such is expected to have 100% of its assets invested in securities of issuers located in India.  Accordingly, in the normal course of business, all the portfolio investments of the Fund will be companies domiciled outside the United States and are not included in American indices such as the Dow Jones Industrials or the S&P 500 Composite.

* * * *

As described above, the Fund intends to invest exclusively in the securities comprising the CNX Midcap Index, which by definition is composed of stocks of companies in India.  Thus, as these Indian stocks are not traded as broadly as most U.S. securities, the Fund may experience difficulty liquidating certain portfolio securities at times, especially during significant market declines or periods of heavy redemptions.

DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under “Investment objectives, strategies and risks.”

Equity securities– Equitysecurities represent an ownership position in a company.  Equity securities held by the fund typically consist of common stocks and may also include securities with equity or purchase rights.  The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions.  For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.  Holders of equity securities are not creditors of the issuer.  As such, if an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund’s ability to value accurately or dispose of such equity securities.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

Debt securities– Debtsecurities, also known as “fixed-income securities,” are used by issuers to borrow money.  Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities.  Generally, the Fund will not invest in debt securities, except on a temporary basis, and most likely through money market mutual funds.

Securities with equity and debt characteristics– Thefund may invest in securities that have a combination of equity and debt characteristics.  These securities may at times behave more like equity than debt or vice versa.  Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price.  These securities, prior to conversion, may pay a fixed rate of interest or a dividend.  Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

These securities may include hybrid securities, which also have equity and debt characteristics.  Such securities are normally at the bottom of an issuer’s debt capital structure.  As such, they may be more sensitive to economic changes than more senior debt securities.  These securities may also be viewed as more equity-like by the market when the issuer or its parent company experience financial problems.

The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer’s credit quality, similar to the factors affecting debt securities.  Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

Investing outside the U.S. – Bydesign, the Fund expects to be invested 100% in securities of companies in India.  Investing outside the United States may involve risks in addition to the general risk of investing in U.S. markets, including, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; and greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

Additional costs could be incurred in connection with the Fund’s investment activities in India.  Brokerage commissions may be higher than comparable commissions in the United States, and the Fund will bear certain expenses in connection with its currency transactions.  Furthermore, the custodian costs for maintaining assets in India and other countries may be higher than comparable costs in the U.S.

Cash and cash equivalents– TheFund may hold cash or invest in cash equivalents from time to time, typically while waiting to make investments or when retaining cash to pay anticipated redemptions and expenses.  Generally, cash will be held in a deposit account at a U.S. banking institution, or in a money market mutual fund registered in the U.S.  The Fund may also use foreign banks and brokerage firms to hold cash.

Portfolio turnover– TheFund has not yet begun operations, and has no portfolio turnover rates to report.  The portfolio turnover rate would equal 100% if each security in a fund’s portfolio was replaced once per year.

With the Fund’s intent to replicate the Index, the Fund does not expect to have a high portfolio turnover (100% or more).  High turnover generates greater transaction costs in the form of dealer spreads or brokerage commissions.  It may also result in the realization of excessive short-term capital gains, which are taxable at the highest rate when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-deferred.  Although the Fund’s turnover rate will not be identical to the Index, because the Index has no redemptions and no expenses, for comparison purposes, the Index had a turnover rate of __% and 17% for the calendar years 2010 and 2011, respectively.

FUND POLICIES

All percentage limitations in the following Fund policies are considered at the time securities are purchased and are based on the Fund’s net assets unless otherwise indicated.  None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the Fund.  In managing the Fund, the Fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies– TheFund has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares.  Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, or to the extent explained in “Additional information about the Fund’s policies” immediately below, the Fund may not:

a.  Invest less than 80% of its assets in the Index;

b.  Issue senior securities;

c.  Underwrite the securities of other issuers;

d.  Purchase or sell real estate or commodities;

e.  Borrow money in excess of 25% of net assets;

f.  Make loans; or

g.  Concentrate investments in a particular industry or group of industries, except as may be necessary to replicate the Index.

Nonfundamental policies–TheFund has not yet adopted any nonfundamental policies that may be changed without shareholder approval.

Additional information about the Fund’s policies– The information below is not part of the Fund’s fundamental or nonfundamental policies.  This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the fund.  Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

The Fund is an Index fund and intends to invest all, or substantially all, its assets in the stocks that comprise the CNX Midcap Index.  If such Index is discontinued by the creator of such Index, or the Fund is otherwise not able to invest in such Index, the Fund will seek to use an alternative index that is as equivalent as practically possible.

For purposes of fundamental policy b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed).  Further, to the extent the Fund covers its commitments under certain types of agreements and transactions, including reverse repurchase agreements, mortgage-dollar-roll transactions, sale-buybacks, when-issued, delayed-delivery, or forward commitment transactions, and other similar trading practices, by segregating or earmarking liquid assets equal in value to the amount of the Fund’s commitment, such agreement or transaction will not be considered a senior security by the Fund.

For purposes of fundamental policy c, the policy will not apply to the Fund to the extent the Fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the issuance of the Fund’s own securities to investors in the Fund, or the purchase and sale of Fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy d, the Fund may invest in securities or other instruments backed by real estate or commodities or securities of issuers engaged in the real estate business, including real estate investment trusts, or issuers engaged in business related to commodities.  Further, the Fund does not consider currency contracts or hybrid instruments to be commodities.

With respect to fundamental policies e and f, the Fund does not intend or expect to ever borrow money, except possibly for nominal amounts for very short periods (less than sixty days).  The Fund currently does not intend to engage in securities lending, purchase securities on margin, sell securities short or invest in puts, calls, straddles or spreads or combinations thereof, nor does the Fund expect to lend money to any person.

With respect to fundamental policy g, the Fund will not concentrate its investments in the securities of issuers whose principal business activities are in the same industry or group of industries, except as may be necessary to replicate the Index.  The Fund’s investment objective is to replicate the Index, and the Fundhas no control over the composition of the Index.For information regarding the companies that are included in the Index, see the website of the Index, a link to which can be found on DMSFunds.com.

MANAGEMENT OF THE FUND

Board of trustees and officers

“Independent” trustees

The Fund’s governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the Fund’s service providers, decide upon matters of general policy, and represent the long-term interests of Fund shareholders.  In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The Fund seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the Fund’s board and committee structure, and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a record of accomplishments and experience in private or public businesses.  Although each of the independent trustees has significant personal experience as a private investor, none of them has any prior experience in serving as a trustee of a mutual fund, or experience working for a mutual fund or investment firm.Although no single list could identify all experience upon which the Fund’s independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee.  These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole.  Notwithstanding the information listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws in general, or specifically, with respect to the information in the Fund’s registration statement.

The following persons are “disinterested,” or independent trustees of the Fund, as defined by SEC rules.  Ms. Helen M. Firestone has an accounting degree, and has more than twenty years of experience working in the accounting departments of private companies.  Ms. Kathleen P. Heck has a degree in business management, and is the owner of a company engaged in gasoline and convenience store sales.  She has previous experience in sales and advertising.  Mr. John McCarthy has degrees in computer science and mathematics, and is the President of a private company that provides systems consulting services in the drug testing field.  Mr. McCarthy has many years of experience as a senior officer and consultant for pharmaceutical related companies.  He is the lead independent trustee of the Fund.  Ms. Bonnie Sekulski is a private investor and was previously a licensed realtor and insurance salesperson.  She is also the owner of a small business, operating a beauty salon.

Name, age and position with fund (year first elected as a trustee)	Principal occupation(s) during the past five years	Other directorships held by trustee during the past five years	Other relevant experience
Helen M. Firestone 52 Trustee 2012	Controller, JMH Management (private real estate developer and restaurant chain) since 2008; prior thereto, supply chain manager for soft drink bottling company in Reading, PA.	None	Bachelor’s degree in Accounting from Albright College, Reading, PA; currently completing Six Sigma certification; previously received CPIM designation.
Kathleen P. Heck 49 Trustee 2012	Owner and Operations Manager, Penn Oil Co. (private chain of gas station convenience stores) since 2006. Previously, advertising sales for radio station.	None	Bachelor’s degree in Business Management from Susquehanna University, Selinsgrove, PA.
John McCarthy 52 Trustee and Lead Independent Trustee 2012	Founder and President of InvestigatorDocs, Inc. (providing processes and systems drug testing for pharmaceutical companies); Principal consultant for Paragon Solutions.	None	Bachelor’s degree in Computer Science and Associates degree in Mathematics, Villanova University, Villanova, PA.
Bonnie Sekulski 60 Trustee 2012	Business owner/operator, The Hair Works, Reading, PA.	None	Private investor. Formerly, licensed Realtor and licensed life insurance and annuities salesperson.

“Interested” trustees1

Interested trustees have similar qualifications, skills and attributes as the independent trustees.  Interested trustees are senior executive officers of DMS Advisors, Inc.or its affiliates.  This management role with the fund’s service providers also permits them to make a significant contribution to the fund’s board.

Name, age and position with Fund (year first electedas a trustee/officer)[2]	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund	Other directorships held by trustee during the past five years
Peter R. Kohli 62 Trustee, Chairman,& Chief Investment Officer (2012)

Chairman, President, & CEO of DMS Advisors, Inc. the investment adviser to the Fund, since inception; Chartered Financial Consultant; Registered Representative with TrustMont Securities.  Principal officer of DMS Financial, Inc., an investment and retirement consulting business. Previously, executive for a regional oil company, and executive for a private leveraged buyout firm.

None

1The term “independent” trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the 1940 Act.

2“Interested persons” of the fund within the meaning of the 1940 Act, on the basis of their affiliation with the fund’s investment adviser, DMS Advisors, Inc., or affiliated entities.

Other officers*

Name, age and position with Fund (year first elected as an officer)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund
Susan E. Kohli 47 President and CEO 2012

Director and Executive Vice President of DMS Advisors, Inc., the adviser to the Fund; President, CEO, Director, and principal owner of Marshad Capital Group, Inc., parent company of the adviser; Administrative Manager, DMS Financial, Inc., investment and retirement consulting firm. Licensed Professional Engineer in Pennsylvania.  BS in Civil Engineering from Pennsylvania State University.

Christopher M. Farah 40 Chief Financial Officer 2012

Certified Public Accountant, Principal, Farah Financial P.C.  Holds designations as a Certified Fraud Examiner, Forensic Certified Public Accountant, and Certified Valuation Analyst.  Director and CFO of DMS Advisors, Inc. BS in Accounting from St. John’s University, NY.

Ronald R. Hatt 70 Director of Marketing 2012

Self-employed marketing consultant to businesses in the water and wastewater fields. Director and Vice President, DMS Advisors, Inc. Associates degree in Engineering from Pennsylvania State University.

*All of such officers are affiliated with DMS Advisors, Inc.

The address for all trustees and officers of the Fund is 2619 Leiscz’s Bridge Road, Suite 200, Leesport, PA, 19533, Attention: Secretary.  None of the officers serves as a director of any public company or mutual fund.

Fund holdings– TheFund has not yet begun operations as of the date of this SAI, and therefore none of the Independent Trustees, Interested Trustees, or any officers of the Fund own any of the Fund’s shares at this time.

Trustee compensation– No compensation is paid by the Fund to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates.  The Fund intends to pay each independent trustee an annual fee of $________.

In addition, the Fund intends to pay independent trustees attendance and other fees for meetings of the board and its committees.  Board and committee chairs may receive additional fees for their services.  The Fund also reimburses certain expenses of the independent trustees.

As the Fund was first organized in 2012, no Trustee received any compensation for the year 2011, and none have yet received any compensation for 2012.

Fund organization and the board of trustees– The Fund is an open-end management investment company, organized as a Pennsylvania business trust on March 28, 2012.  All Fund operations are supervised by the Fund’s board of trustees which meets periodically and performs duties required by applicable state and federal laws.

Pennsylvania law charges trustees with the duty of managing the business affairs of the trust.  Trustees are considered to be fiduciaries of the trust and owe duties of care and loyalty to the trust and its shareholders.

Independent board members will be paid certain fees for services rendered to the Fund as described above.

The Fund presently has two separate classes of shares, the Investor Shares and Class A Shares.  Shares of each class represent an interest in the same investment portfolio.  Each class has pro rata rights as to voting, redemption, dividends and liquidation.  Each class’ shareholders have exclusive voting rights with respect to matters in which the interests of one class are different from interests in another class.  Shares of all classes of the Fund vote together on matters that affect all classes in substantially the same manner.  Each class votes as a class on matters that affect that class alone.  The trustees have the authority to establish new series and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

The Fund does not hold annual meetings of shareholders.  However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose.  Shareholders have one vote per share owned.

The Fund’s declaration of trust and bylaws, as well as separate indemnification agreements with independent trustees provide in effect that, subject to certain conditions, the Fund will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the Fund.  However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Removal of trustees by shareholders– At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of two-thirds of the votes entitled to be cast, remove any trustee from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed trustees.

Leadership structure– The board’s chair is an “interested person” of the Fund within the meaning of the 1940 Act.  The board has determined that having the CEO of the adviser to the Fund also serve as chairman of the board of the Fund facilitates overall guidance and direction and enhances the effectiveness of the board.  The chairman’s duties include, without limitation, generally presiding at all meetings of the board, approving board meeting schedules and agendas, facilitating communication with committee chairs, and generally serving as the Chairman of the Fund.  The independent trustees have also selected a “lead” independent trustee, whose duties include leading meetings of the independent trustees whenever they are required to meet without the presence of any interested trustees, and serving as the principal independent trustee contact for fund management and independent fund counsel.  Mr. John McCarthy is the lead independent trustee.

Risk oversight– Day-to-day management of the Fund, including risk management, is the responsibility of the Fund’s contractual service providers, including the Fund’s investment adviser, administrator and transfer agent.  Each of these entities is responsible for specific portions of the Fund’s operations, including the processes and associated risks relating to the Fund’s investments, integrity of cash movements, financial reporting, operations and compliance.  The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use to manage relevant risks.  In that regard, the board receives reports regarding the operations of the Fund’s service providers, including risks.  For example, the board receives reports from investment professionals regarding risks related to the Fund’s investments and trading.  The board also receives compliance reports from the Fund’s and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the Fund’s board also explore risk management procedures in particular areas and then report back to the full board.  For example, the Fund’s audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls.

Not all risks that may affect the Fund can be identified or processes and controls developed to eliminate or mitigate their effect.  Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s objectives.  As a result of the foregoing and other factors, the ability of the Fund’s service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees– The fund has an audit committee, a contracts committee, and a governance committee.  Each of these committees is comprised of all of the independent trustees, that is, none of whom is an “interested person” of the fund within the meaning of the 1940 Act.  The audit committee provides oversight regarding the Fund’s accounting and financial reporting policies and practices, its internal controls and the internal controls of the Fund’s principal service providers.  The committee acts as a liaison between the Fund’s independent registered public accounting firm and the full board of trustees.  The contracts committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the Fund and its investment adviser or other service providers.  The governance committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees.

Proxy voting procedures and principles– The fund’s investment adviser, in consultation with the fund’s board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the fund.  The complete text of these principles is available on the Fund’s website at DMSfunds.com.  Proxies are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the Fund’s board.

The investment adviser seeks to vote all U.S. proxies; however, in certain circumstances it may be impracticable or impossible to do so.  Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available.  After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement.  A discussion of any potential conflicts of interest also is included in the summary.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest.  One example might be where a board member of the Fund is also a board member of a company whose proxy is being voted.  In such instances, proxy voting committee members are alerted to the potential conflict.  The proxy voting committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year on the Fund’s website and on the SEC’s website at sec.gov.

The following summary sets forth the general positions of the Fund and the investment adviser on various proposals.  A copy of the full Principles is available upon request, free of charge, by visiting the Fund’s website.

•

Director matters– The election of a company’s slate of nominees for director generally is supported.  Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders.  Separation of the chairman and CEO positions also may be supported.

•

Governance provisions– Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors’ sense of accountability to shareholders.  Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change.  Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

•

Shareholder rights– Proposals to repeal an existing poison pill generally are supported.  (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

•

Compensation and benefit plans– Option plans are complicated, and many factors are considered in evaluating a plan.  Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management.  Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards.  Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

•

Routine matters– The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine.  Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

Investment adviser– DMS Advisors, Inc.  is the Fund’s investment adviser.  It was organized in 2011 and is located at 2619 Leiscz’s Bridge Road, Leesport, PA, 19533.  It is a wholly owned subsidiary of Marshad Capital Group, Inc., a privately held company.  DMS Advisors only serves as investment adviser to the Fund, it does not have any individual clients.  At the present time, Mr. Peter R. Kohli is the only portfolio manager of the investment adviser.  As the Fund is an index fund, additional portfolio managers are not expected to be needed.  Mr. Kohli will not be paid any compensation by the Fund, and will not be paid any compensation by the investment adviser until such time as the Fund has grown to a sufficient asset size to be able to pay all its own expenses without reimbursement or fee waivers from the adviser.  After such time, Mr. Kohli’s compensation from the adviser will be determined by the Board of the adviser, and will likely be primarily based on a percentage of net profits of the adviser.  Mr. Kohli will not be paid any compensation or incentive based upon the investment performance of the Fund.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the Fund.  The investment adviser believes that its policies and procedures are reasonably designed to address potential issues, which are few at this time as the Fund is the only client of the adviser.

Portfolio manager fund holdings and other managed accounts– As described below, portfolio managers may personally own shares of the Fund.  In addition, portfolio managers may manage other accounts through entities that are not affiliated with the Fund or the adviser.

The following table reflects information as of _______ 2012:

Portfolio Manager	Dollar range of fund shares owned[3]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)	Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)	Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)
Peter R. Kohli		None	None	$_________

3As the Fund has only recently begun operations, no shares of the Fund were owned as of this date.

Investment Advisory and Service Agreement– The Investment Advisory and Service Agreement (the “Agreement”) between the Fund and the investment adviser will continue in effect until August 1, 2014, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval.  The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the Fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement.  The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).  In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the fund’s board, pursuant to an agreement between the investment adviser and such subsidiary.  Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the Fund’s executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund’s offices.  The Fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund’s plans of distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to independent trustees; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

As compensation for its services, the investment adviser is entitled to receive a monthly fee that is based on an annualized rate of 0.75% of all daily net assets.  As the Fund is only just beginning operations, the adviser has agreed with the Fund to waive its fees, and to reimburse the Fund if necessary, to permit the Fund to maintain a maximum expense ratio of 0.96% or less, with respect to the Investor Shares.  This waiver and reimbursement commitment will expire by its terms when the Fund reaches $100,000,000 in net assets, and does not apply to the Class A shares.

Principal Underwriter– The Fund has not named a principal underwriter for its Investor Shares, but will act as its own underwriter, without charge, for that class.  The Fund has named _____  (the “Distributor”) as the principal underwriter for the Class A Shares.  The Distributor is obligated to sell the Class A Shares on a best efforts basis only, against purchase orders received.  Investor Shares and Class A Shares are offered to the public on a continuous basis.  The Fund charges a sales load on the purchase of Class A shares of the Fund.  For its services as underwriter of the Class A shares, the Distributor will receive a portion of the sales charge paid by purchasers of Class A shares, generally remainder of the portion not paid to dealers.  In addition, the Distributor may be entitled to reimbursement of certain out-of-pocket expenses in such amounts as may be approved by the Fund.  If the Distributor provides qualifying services, the Distributor may also be entitled to receive 12b-1 fees as all other financial service providers, see description in the paragraph immediately following.  The Fund has also retained independent agents as service providers to provide transfer agent and registrar services, and the costs of such services shall be paid by the Fund.

Plans of distribution– Many mutual funds in the United States have adopted plans of distribution pursuant to rule 12b-1 under the 1940 Act.  The Fund has adopted a12b-1 distribution plan for the Class A Shares, which plan permits the payment of a maximum amount of 0.25% of the Class A Shares’net assets for distribution related expenses as permitted by applicable rules of the SEC and as determined by the Board of Trustees. The Class A Shares may pay the 12b-1 fee to financial intermediaries (generally registered broker dealers and banks, and certain other financial industry professionals) for assistance in distributing or promoting the sale of the Class A Shares, or in providing certain shareholder services, pursuant to a written agreement.  It is possible that 12b-1 payments will be made to such recipients even if they have not incurred actual expenses to be paid or reimbursed through such fees.  Accordingly, the Fund’s 12b-1 plan may be considered a “compensation plan.” The Fund believes that the 12b-1 Plan will provide a benefit to the holders of Class A Shares because an effective sales program typically is necessary in order for a mutual fund to reach and maintain a sufficient size to efficiently achieve its investment objectives and to realize economies of scale that benefit all holders.

As required by applicable rules, the 12b-1 plan and the Principal Underwriting Agreement have been approved by the full Board of Trustees and separately by a majority of the independent trustees.  In addition, the selection and nomination of independent trustees for the Class A Shares are committed to the discretion of the independent trustees as long as the 12b-1 plan is in effect.

Rule 18f-3 Plan -  The Board of Trustees of the Fund has adopted a Rule 18f-3 Multiple Class Plan.  The key features of this Plan are that shares of each class of the Fund represent and equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications, terms and conditions, except that each class bears certain specific expenses and has separate voting rights on matters that relate solely to that class, or on matters in which the interests of holders of one class differ from the interest of holders of another class.  The Class A Shares bear an on-going 0.25% 12b-1 distribution fee, and are also sold subject to a sales charge.  The Investor Shares do not have a sales charge or a 12b-1 distribution fee.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the Fund’s portfolio transactions.  Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services.  Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation.  Equity securities may also be purchased from underwriters at prices that include underwriting fees.  Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal with no stated brokerage commission.  The price paid to an underwriter for fixed-income securities includes underwriting fees.  Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain “best execution” (the most favorable total price reasonably attainable under the circumstances) for the Fund’s portfolio transactions, taking into account a variety of factors.  These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality and reliability of the executions and the broker-dealer’s ability to offer liquidity and anonymity.  The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions.  The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms rather than on a trade-by-trade basis.  The Fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations.

As the Fund is an index fund and the investment adviser is not going to be undertaking research on behalf of the Fund, the investment adviser does not expect to receive brokerage or research services from broker-dealers in connection with portfolio transactions for the Fund.  Nevertheless, the investment adviser may pay commissions in excess of what other broker-dealers might have charged – includingon an execution-only basis – forcertain portfolio transactions in recognition of brokerage and/or investment research services provided by a broker-dealer.  In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934.  Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that provides certain brokerage and/or investment research services to the investment adviser, if the investment adviser makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser in terms of that particular transaction or the investment adviser’s overall responsibility to the fund and other accounts that it advises.  Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser assesses the reasonableness of commissions in light of the total brokerage and investment research services provided by each particular broker-dealer.

In accordance with its internal brokerage allocation procedure, each equity investment division of the investment adviser periodically assesses the brokerage and investment research services provided by each broker-dealer from which it receives such services.  Using its judgment, each equity investment division of the investment adviser then creates lists with suggested levels of commissions for particular broker-dealers and provides those lists to its trading desks.  Neither the investment adviser nor the Fund incurs any obligation to any broker-dealer to pay for research by generating trading commissions.  The actual level of business received by any broker-dealer may be less than the suggested level of commissions and can, and often does, exceed the suggested level in the normal course of business.  As part of its ongoing relationships with broker-dealers, the investment adviser routinely meets with firms, typically at the firm’s request, to discuss the level and quality of the brokerage and research services provided, as well as the perceived value and cost of such services.  In valuing the brokerage and investment research services the investment adviser receives from broker-dealers in connection with its good faith determination of reasonableness, the investment adviser does not attribute a dollar value to such services, but rather takes various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser.

The investment adviser seeks, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace.  The investment adviser takes various considerations into account when evaluating such reasonableness, including, (a) rates quoted by broker-dealers, (b) the size of a particular transaction in terms of the number of shares and dollar amount, (c) the complexity of a particular transaction, (d) the nature and character of the markets on which a particular trade takes place, (e) the ability of a broker-dealer to provide anonymity while executing trades, (f) the ability of a broker-dealer to execute large trades while minimizing market impact, (g) the extent to which a broker-dealer has put its own capital at risk, (h) the level and type of business done with a particular broker-dealer over a period of time, (i) historical commission rates, and (j) commission rates that other institutional investors are paying.

At the present time, the investment adviser only has one client, the Fund.  If the adviser has multiple client accounts in the future, when executing portfolio transactions in the same equity security for the Fund and other accounts over which the investment adviser has investment discretion, the adviser will normally aggregate its respective purchases or sales and execute them as part of the same transaction or series of transactions.  The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner among the Fund and other accounts that have concurrently authorized a transaction in such security.

The investment adviser may place orders for the Fund’s portfolio transactions with broker-dealers who have sold shares of the Fund; however, it does not consider whether a broker-dealer has sold shares of the Fundwhen placing any such orders for the Fund’s portfolio transactions.

Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.  The cost to the fund of engaging in such contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing.  Because such contracts are entered into on a principal basis, their prices usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the contracts.  The Fund may incur additional fees in connection with the purchase or sale of certain contracts.

The Fund is required to disclose information regarding investments in the securities of its “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities.  A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the Fund’s portfolio transactions during the Fund’s most recently completed fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the Fund during the Fund’s most recently completed fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the Fund during the Fund’s most recently completed fiscal year.

The Fund does not hold securities of any of its regular broker-dealers.

DISCLOSURE OF PORTFOLIO HOLDINGS

As the Fund intends to replicate the CNX Index as closely as practicable, and the composition of the CNX Index is publicly available, it is possible for any person to estimate, with little margin of error, the complete portfolio holdings of the Fund as of any business day.

The Fund’s investment adviser, on behalf of the Fund, has adopted policies and procedures with respect to the disclosure of actual information about Fund portfolio securities.  These policies and procedures have been reviewed by the Fund’s board of trustees and compliance will be periodically assessed by the board in connection with reporting from the Fund’s Chief Compliance Officer.

Under these policies and procedures, the Fund’s complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the Fund’s website no earlier than the tenth day after such calendar quarter.  In practice, the public portfolio typically is posted on the website within 30 days after the end of the calendar quarter.  In addition, the fund’s list of top 10 equity portfolio holdings measured by percentage of net assets invested, dated as of the end of each calendar month, is permitted to be posted on the Fund’s website no earlier than the tenth day after such month.  The fund’s custodian, outside counsel and auditor, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier.

Affiliated persons of the Fund, including officers of the Fund and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to preclear securities trades and report securities transactions activity, as applicable.  For more information on these restrictions and limitations, please see the “Code of Ethics” section in this statement of additional information and the Code of Ethics.  Third party service providers of the fund, as described in this statement of additional information, receiving such information are subject to confidentiality obligations.  Neither the fund nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

PRICE OF SHARES

Shares of the Fund are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received by the Fund or the Transfer Agent, provided that the request contains all information and legal documentation necessary to process the transaction.  The Transfer Agent may accept written orders for the sale of Fund shares on a future date.  These orders are subject to the Transfer Agent’s policies, which generally allow shareholders to provide a written request to sell shares at the net asset value on a specified date no more than five business days after receipt of the order by the Transfer Agent.  Any request to sell shares on a future date will be rejected if the request is not in writing, if the requested transaction date is more than five business days after the Transfer Agent receives the request, or if the request does not contain all information and legal documentation necessary to process the transaction.

Orders received after the time of the determination of the net asset value will be entered at the next calculated offering price.  Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the Fund.  For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the Fund, since such prices generally reflect the previous day’s closing price, while purchases and redemptions are made at the next calculated price.  The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m.  New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open.  If, for example, the Exchange closes at 1 p.m., the fund’s share price would still be determined as of 4 p.m.  New York time.  The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King, Jr.  Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day.  Each share class of the fund has a separately calculated net asset value (and share price).  The fund may also calculate its share price on days the New York Stock Exchange is closed when deemed prudent to do so by the fund’s officers.

All portfolio securities are valued, and the net asset values per share for each share class are determined, as indicated below.  The Fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price.  Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more independent pricing vendors.  The pricing vendors base bond prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data.  The fund’s investment adviser performs certain checks on these prices prior to calculation of the fund’s net asset value.  When the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day.  Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more independent pricing vendors.

Assets or liabilities initially expressed in terms of currencies other than U.S. dollars are translated prior to the next determination of the net asset value of the fund’s shares into U.S. dollars at the prevailing currency exchange rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under policies approved by the fund’s board.  Subject to board oversight, the fund’s board has delegated the obligation to make fair valuation determinations to a valuation committee established by the fund’s investment adviser.  The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making all fair value determinations.  As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.  The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or other restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions.

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges.  Expenses attributable to the Fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes.  Expenses directly attributable to a class of shares are borne by that class of shares.  Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that share class.

TAXES AND DISTRIBUTIONS

Disclaimer: Some of the following information may not apply to certain shareholders, including those holding fund shares in a tax-deferred account, such as a retirement plan or education savings account.  Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

Taxation as a regulated investment company– The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), so that it will not be liable for federal tax on income and capital gains distributed to shareholders.  In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M.

The Code includes savings provisions allowing the fund to cure inadvertent failures of certain qualification tests required under Subchapter M.  However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders would be taxed as dividend income to the extent of the fund’s earnings and profits.

Amounts not distributed by the fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax.  Unless an applicable exception applies, to avoid the tax, the fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses for the twelve month period ending on October 31, and (3) all ordinary income and capital gains for previous years that were not distributed during such years.

Dividends paid by the fund from ordinary income or from an excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income dividends.  For corporate shareholders, a portion of the fund’s ordinary income dividends may be eligible for the 70% deduction for dividends received by corporations to the extent the fund’s income consists of dividends paid by U.S. corporations.  (This deduction does not include dividends received from non-U.S. corporations, which will typically be the only investments of the Fund.)  This 70% deduction also does not apply to dividends on stocks the fund has not held for more than 45 days during the 90-day period beginning 45 days before the stock became ex-dividend (90 and 180 days for certain preferred stock).  Corporate shareholders can only apply the lower rate to the qualified portion of a fund’s dividends if they have held the shares in the fund on which the dividends were paid for the applicable 45 day or 90 day holding period surrounding the ex-dividend date of the fund’s dividends.

The Fund may declare a capital gain distribution consisting of the excess of net realized long-term capital gains over net realized short-term capital losses.  Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund.  For fund fiscal years beginning on or after December 22, 2010, capital losses may be carried forward indefinitely and retain their character as either short-term or long-term.

The fund may retain a portion of net capital gain for reinvestment and may elect to treat such capital gain as having been distributed to shareholders of the fund.  Shareholders may receive a credit for the tax that the fund paid on such undistributed net capital gain and would increase the basis in their shares of the fund by the difference between the amount of includible gains and the tax deemed paid by the shareholder.

Distributions of net capital gain that the fund properly designates as a capital gain distribution generally will be taxable as long-term capital gain, regardless of the length of time the shares of the fund have been held by a shareholder.  Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain distributions (including any undistributed amounts treated as distributed capital gains, as described above) during such six-month period.

Capital gain distributions by the fund result in a reduction in the net asset value of the fund’s shares.  Investors should consider the tax implications of buying shares just prior to a capital gain distribution.  The price of shares purchased at that time includes the amount of the forthcoming distribution.  Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions and exchanges of fund shares– Redemptions of shares, including exchanges for shares of other DMS Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.  Any loss disallowed under this rule will be added to the shareholder’s tax basis in the new shares purchased.

Tax consequences of investments in non-U.S. securities– The Fund’s investment objective is to replicate the CNX Index, which as described elsewhere is composed of mid-cap companies located in India.  Accordingly, almost all of the Fund’s income, including dividends, interest, and capital gains, is expected to come from outside the United States, specifically India.  Dividend and interest income received by the Fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions.  Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes.  Some foreign countries, including India, impose taxes on capital gains with respect to investments by foreign investors, which would include the Fund. At the present time, the India tax on capital gains is 15% of the gain on sales of securities held less than one year.  India does not impose a capital gains tax on securities held more than one year.

The Fund may elect to pass through to shareholders the foreign taxes paid by the Fund.  If such an election is made, shareholders may claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the Fund to foreign countries.  The application of the foreign tax credit depends upon the particular circumstances of each shareholder.

As described briefly in the Prospectus, the Fund may consider taking advantage of certain tax treaties between India and other countries to reduce taxes that the Fund would otherwise pay to India.  Taking advantage of these tax treaties would likely require the Fund to form a subsidiary entity in a jurisdiction that has a favorable tax treaty with India, and which in turn would not impose its own taxes.  The costs of forming and maintaining such a subsidiary entity to take advantage of such tax treaties is presently prohibitive, but may become more cost effective as the Fund becomes larger.  The Fund will continue to evaluate the possibility of forming a subsidiary to make use of tax treaties that may be in effect in the future, and the Fund will organize such a subsidiary if it appears to result in fewer overall costs to the shareholders of the Fund (contrasting the tax effects with the costs of operating the subsidiary).

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss.  These gains or losses may increase or decrease the amount of dividends payable by the fund to shareholders.  A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

Other tax considerations– After the end of each calendar year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions.  Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

Under current IRS rules, the Fund is required to report cost basis information for redemptions, including exchanges, to both shareholders and the IRS.

Under the backup withholding provisions of the Code, the fund generally will be required to withhold federal income tax on all payments (other than exempt-interest dividends) made to a shareholder if the shareholder either does not furnish the fund with the shareholder’s correct taxpayer identification number or fails to certify that the shareholder is not subject to backup withholding.  Backup withholding also applies if the IRS notifies the shareholder or the fund that the taxpayer identification number provided by the shareholder is incorrect or that the shareholder has previously failed to properly report interest or dividend income.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and legal residents and U.S. corporations, partnerships, trusts and estates).  Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.

PURCHASE AND EXCHANGE OF SHARES

Purchases by individuals– As described in the Prospectus, you may generally open an account and purchase Fund shares by contacting the Fund directly, or contacting the administrator for the Fund.  You may make investments by any of the following means:

•

By mail– For initial investments, you may mail a check, made payable to the Fund, directly to the address indicated on the account application.  You may make additional investments by filling out the “Account Additions” form at the bottom of a recent transaction confirmation and mailing the form, along with a check made payable to the fund, using the envelope provided with your confirmation.

The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect.  Mailing addresses for regular U.S. postal mail can be found in the prospectus.

•

By telephone– Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

•

By Internet– Using DMSfunds.com.  Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

•

By wire– If you are making a wire transfer, instruct your bank to wire funds to:

ABA Routing No.

Account No.

Your bank should include the following information when wiring funds:

For credit to the account of:
The DMS Funds
(fund’s name)

For further credit to:
(shareholder’s fund account number)
(shareholder’s name)

You may contact ____________________ at 866-282-6743 if you have questions about making wire transfers.

Purchase minimums and maximums– All investments are subject to the purchase minimums described in the Prospectus.  As noted in the Prospectus, purchase minimums may be waived or reduced in certain cases.  There is no purchase maximum, but investors intending to make an unusually large purchase are requested to call the Fund in advance.

Exchanges– You may only exchange shares into other DMS Funds within the same share class.  You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial adviser, by using DMSfunds.com, or by telephoning 866-282-6743 toll-free.  For more information, see “Shareholder account services and privileges” in this statement of additional information.  These transactions have the same tax consequences as ordinary sales and purchases.

Shares held in employer-sponsored retirement plans may be exchanged into other DMS Funds by contacting your plan administrator or recordkeeper.  Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see “Price of shares” in this statement of additional information).

Frequent trading of fund shares– As noted in the Prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund’s “purchase blocking policy.” Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented if the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase.  For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions.  Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions.  Generally, purchases and redemptions will not be considered “systematic” unless the transaction is pre-scheduled for a specific date.

SELLING SHARES

The methods for selling (redeeming) shares are described more fully in the Prospectus.  If you wish to sell your shares by contacting DMS Funds directly, any such request must be signed by the registered shareholders.

A signature guarantee may be required for certain redemptions.  In such an event, your signature may be guaranteed by a domestic stock exchange, the Financial Industry Regulatory Authority, or a bank, savings association or credit union that is an eligible guarantor institution.  The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier’s checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date).  Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order.  Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders.  However, certain services and privileges described in the prospectus and this statement of additional information may not be available for certain shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.

Automatic investment plan – An automatic investment plan enables you to make periodic investments in the DMS Funds through automatic debits from your bank account.  To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur.  The plan will begin within 30 days after your account application is received.  Your bank account will be debited on the day or a few days before your investment is made, depending on the bank’s capabilities.  The Transfer Agent will then invest your money into the fund you specified on or around the date you specified.  If the date you specified falls on a weekend or holiday, your money will be invested on the following business day.  However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday.  If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed.  You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.  Depending on the capabilities of your individual bank and your desires, the periodic investment may be weekly, bi-monthly, monthly, or quarterly.

Automatic reinvestment – Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application.  You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer.  Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of certain educational savings plans will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from the Fund’s administrator with regard to uncashed distribution checks, your distribution option may be automatically converted to having all dividends and other distributions reinvested in additional shares.

Automatic exchanges– For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the DMS Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

Automatic withdrawals– Depending on the type of account, you may automatically withdraw shares from any of the DMS Funds.  You can make automatic withdrawals of $50 or more.  You can designate the day of each period for withdrawals and request that checks be sent to you or someone else.  Withdrawals may also be electronically deposited to your bank account.  The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify.  If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day.  However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.  You should consult with your adviser or intermediary to determine if your account is eligible for automatic withdrawals.

Withdrawal payments are not to be considered as dividends, yield or income.  Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals.  Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder’s account.  The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

Account statements– Your account is opened in accordance with your registration instructions.  Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent.  Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals, will be confirmed at least quarterly.

DMSfunds.com– You may check your share balance, the price of your shares or your most recent account transaction; redeem shares from nonretirement plan accounts; or exchange shares around the clock using DMSfunds.com.  Redemptions and exchanges through DMSfunds.com are subject to the conditions noted above and in “Telephone and Internet purchases, redemptions and exchanges” below.  You will need your fund number, personal identification number and account number.

Generally, all shareholders are automatically eligible to use these services.  However, if you are not currently authorized to do so, you may complete a DMS Funds Authorization Form.  Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.

Telephone and Internet purchases, redemptions and exchanges– By using the telephone or the Internet, or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges.  Generally, all shareholders are automatically eligible to use these services.  However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent).  If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.  In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

Redemption of shares– The Fund has the authority to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum amount required to maintain an account, as set forth in the fund’s current registration statement under the 1940 Act (presently, $1,000), and subject to such further terms and conditions as the board of trustees of the fund may from time to time adopt.

While payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees.  For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

Share certificates– Shares are credited to your account.  The fund does not issue physical, hard copy share certificates.

GENERAL INFORMATION

Custodian of assets– Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund’s portfolio, are held by CitiBank, N.A., New York, NY 10017-2070, as Custodian.  As the fund will hold securities of issuers outside the U.S., the Custodian may hold these securities pursuant to subcustodial arrangements in banks outside the U.S. or branches of U.S. banks outside the U.S, principally at the branch office of CitiBank, N.A. in Mumbai, India.

Transfer Agent– Mutual Shareholder Services, LLC, maintains the records of shareholder accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions.  The principal office of MSS is located in Broadview Heights, Ohio.  Transfer agent fees are paid according to a fee schedule, based principally on the number of accounts serviced, contained in a Shareholder Services Agreement between the fund and MSS.

Distributor/Underwriter -  The fund has designated _____ as the principal underwriter and distributor for the Class A Shares.

Independent registered public accounting firm–Sanville & Company, Abington, PA and New York, NY, serves as the Fund’s independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission.  The selection of the Fund’s independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Prospectuses, reports to shareholders and proxy statements– The Fund’s fiscal year ends on December 31.  Shareholders are provided updated summary prospectuses annually and at least semi-annually with reports showing the fund’s investment portfolio or summary investment portfolio, financial statements and other information.  Shareholders may request a copy of the fund’s current prospectus at no cost by calling 866-282-6743 or by sending an email request to DMSfunds.com.  Shareholders may also access the fund’s current summary prospectus, prospectus, statement of additional information and shareholder reports at DMS funds.com.  The fund’s annual financial statements are audited by the fund’s independent registered public accounting firm, Sanville & Company.  In addition, shareholders may also receive proxy statements for the Fund.  In an effort to reduce the volume of mail shareholders receive from the Fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of summary prospectuses, shareholder reports and proxy statements.  To receive additional copies of a summary prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Shareholders may also elect to receive updated summary prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website, DMSfunds.com.  Upon electing the electronic delivery of updated summary prospectuses and other reports, a shareholder will no longer automatically receive such documents in paper form by mail.  A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated summary prospectuses and other reports in paper form by mail.

Summary prospectuses, prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the DMS Funds are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

Codes of ethics– The Fund and its investment adviser have adopted codes of ethics that allow for personal investments, including securities in which the Fund may invest from time to time.  These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions.

Legal proceedings– The Fund and the adviser are not involved in any legal proceedings.

AUDITED FINANCIAL STATEMENTS
as of August 7, 2012

DMS INDIA MIDCAP FUNDS

A SERIES OF THE DMS FUNDS

Statement of Assets and Liabilities

August 7, 2012

ASSETS
Cash, at custodian bank	$ 100,000

LIABILITIES	-

Net Assets	$ 100,000

Net assets consist of:
Shares of beneficial interest, unlimited authorized shares
10,000 shares issued and outstanding	$ 100,000

Net Assets	$ 100,000

Net asset value per share (based on shares of beneficial
interest issued and outstanding)	$ 10.00

The accompanying notes are an integral part of this financial statement.

Sanville & CompanyCERTIFIED PUBLIC ACCOUNTANTS
ROBERT F. SANVILLE, CPA MICHAEL T. BARANOWSKY, CPA JOHN P. TOWNSEND, CPA	1514 OLD YORK ROAD ABINGTON, PA 19001 (215) 884-8460 • (215) 884-8686 FAX	MEMBERS OF AMERICAN INSTITUTE OF CERTIFIED PUBLIC ACCOUNTANTS PENNSYLVANIA INSTITUTE OF CERTIFIED PUBLIC ACCOUNTANTS
140 EAST 45TH STREET NEW YORK, NY 10017 (212) 661-3115 • (646) 227-0268 FAX

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholder and Board of Trustees

  of the DMS India MidCap Index Fund

  A Series of The DMS Funds

We have audited the accompanying statement of assets and liabilities of the DMS India MidCap Index Fund (the “Fund”), a series of the DMS Funds (the “Trust”) as of August 7, 2012. This statement of assets and liabilities is the responsibility of the Fund’s management.  Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. Our procedures included confirmation of fund assets with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the DMS India MidCap Index Fund, a series of the DMS Funds, as of August 7, 2012, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania
August 7, 2012

DMS INDIA MIDCAP INDEX FUND

A SERIES OF THE DMS FUNDS

Notes to Financial Statement

August 7, 2012

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:  The DMS India MidCap Index Fund (the “Fund”) is the sole series of The DMS Funds (the “Trust”), a diversified, open-end management investment company registered with the Securities and Exchange Commission.  The Trust was organized as a business trust under the laws of Pennsylvania on March 28, 2012 by the filing of a Declaration of Trust.  The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series. The Fund is the only series currently authorized by the Trustees. The investment adviser to the Fund is DMS Advisors, Inc. (the “Advisor”).

The DMS India MidCap Index Fund seeks to track the performance of a benchmark index (the CNX Midcap Index) that measures the investment return of stocks issued by mid-sized companies located in India.

The Fund has had no operations to date other than matters relating to its organizational matters and the sale of 10,000 shares of beneficial interest to its shareholder, the Adviser, as indicated below:

Name	Relationship	Value Shares Purchased	Shares Purchased

Marshad Capital Group, Inc.	Interested Party	$100,000	10,000

The Fund is an index fund and will be invested in the securities that comprise the Indian Midcap Index.

Security Valuations: The valuation of portfolio securities is determined in accordance with procedures established by, and under the direction of, the Fund’s Board of Trustees.The Fund’s assets are generally valued at their market value using market quotations.  The Fund may use pricing services to determine market value.  If market prices are not available or, in the adviser’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the adviser will value the Fund’s assets at their fair value according to policies approved by the Trustees.

Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Investments:The Fund uses the replication method of investing, meaning that the Fund will generally hold the same stocks as those in its target index, and as closely as possible in the exact same proportions.

The Fund, in most cases, will obtain economic exposure to stocks of its target index (component securities) by investing directly in common stocks.  However, the Fund reserves the right to obtain economic exposure to component securities indirectly by purchasing depositary receipts of the component securities.  Depositary receipts are securities that are listed on exchanges or quoted in over-the-counter markets in one country, but represent shares of issuers domiciled in another country.  Generally, the Fund will hold depositary receipts only when the advisor believes that the Fund would benefit from holding the depositary receipt, rather than the underlying component security.  The Fund might opt to hold depositary receipts if the foreign market in which a stock trades does not provide adequate protection to the rights of foreign investors or if government regulators place restrictions on the free flow of capital or currency.  The Fund treats depositary receipts that represent interests in component securities as component securities for purposes of any requirements related to the percentage of component securities held in the Fund’s portfolio.

Derivatives:The Fund may invest, to a limited extent, in stock futures and options contracts, warrants, convertible securities, and swap agreements, all of which are types of derivatives.

Money Market Funds: The Fund’s daily cash balance may be invested in one or more U.S. money market funds, which will be selected by the Advisor from time to time.

Federal Income Taxes: The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  The Fund intends to declare and pay dividends quarterly and net capital gains annually.  The Fund intends to distribute substantially all of its net investment income and net realized capital gains to its shareholders. Therefore, no federal income tax provision is required.

Distributions to Shareholders: The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Redemption and Account Service Fees: The Fund charges a 2.0% on shares redeemed before they have been held for thirty days.  An account service fee of $20 per year applies to certain Fund accounts whose balances are less than $1,000.

Other: The Fund records security transactions on the trade date.  The Highest Cost specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities. Withholding taxes on foreign dividends will be provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Use of Estimates:The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and

2.

MANAGEMENT, CUSTODY AND SERVICES AGREEMENT

The Fund has an investment advisory agreement with DMS Advisors Inc. (the “Adviser”), under which the Adviser, subject to such policies as the Trustees of the Fund may determine, the Adviser, at its expense, will furnish continuously an investment program for the Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities subject always to applicable investment objectives, policies and restrictions.  The Fund pays the Adviser a fee, computed daily and payable monthly, at the annual rate of 0.75% of the Fund’s average daily net assets. The Advisor has agreed to waive its fees, and/or to directly pay the expenses or reimburse the Fund as necessary, to keep the Fund’s operating expenses at or below 0.96%, until such time as the Fund reaches $100 million in net assets.

The Advisory Agreement has been approved by the Board of Trustees of the Fund and will continue in effect until July 31, 2014, unless sooner terminated, and may be renewed from year to year by the affirmative vote of a majority of the independent trustees of the Fund in person at a meeting called for that purpose or by the vote of a majority of the outstanding shares of the Fund. The Advisory Agreement automatically terminates on assignment, and is terminable upon notice by the Fund. In addition, the Advisory Agreement may be terminated upon thirty (30) days written notice by the Adviser or the Fund.

The Fund pays, in addition to the advisory fee described above, all expenses not borne by the Adviser, including, without limitation, fees and expenses of the Trustees, interest charges, taxes, brokerage commissions, expenses of issue or redemption of shares, fees and expenses of registering and qualifying the shares of the Fund for distribution under federal and state laws and regulations, charges of custodians, auditing and legal expenses, reports to shareholders, expenses of meetings of shareholders, expenses of printing and mailing prospectuses, proxy statements and proxies to existing shareholders, and insurance premiums.

The Fund also has an investment company services agreement with Mutual Shareholder Services, LLC (“MSS”), whereby MSS will provide accounting services, administrative services, compliance services and transfer agent, shareholder servicing agent and dividend disbursing agent services to the Fund.

The Fund has a custodial services agreement with Citibank, N.A. under which the Bank will act as Fund custodian.  It holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties as directed by the Adviser.  Citibank has no supervisory function over management of the Fund.In addition, the Fund has a custody agreement with National Penn Investors Trust Company (“NPITC”) under which NPITC will perform the aforementioned services for the Fund.

The Fund also has an investment facilitation agreement IIFL Inc. under which the Fund will utilize the Company to facilitate investing into India. All decisions in connection with any investments shall be the exclusive responsibility of the Fund’s Board of Trustees.

3.

DISTRIBUTION FEES

The Fund has not adopted a Rule 12b-1 plan which would allow it to pay distribution and other fees of the sale and distribution of its shares and for services provided to shareholders.

4.

ORGANIZATIONAL EXPENSES

The Adviser has agreed to pay all initial organizational expenses of the Fund.

[BACK COVER]

STATEMENT OF ADDITIONAL INFORMATION

DMS INDIA MIDCAP INDEX FUND

Investor Shares

and

Class A Shares

A SERIES OF

THE DMS FUNDS

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the DMS Funds.  This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing.  You may also call our administrator at 866-282-6743 or visit the DMS Funds website at DMSfunds.com.

PART C. OTHER INFORMATION

ITEM 28.

EXHIBITS

(a)

Articles of Incorporation.

(incorporated by reference to exhibit in original filing 4/25/12)

(b)

By-laws.

None.

(c)

Instruments Defining Rights of Security Holders.  Included in (a).

(d)

Investment Advisory Contracts.

(incorporated by reference to Ex. 99(d) in 7/24/12 filing)

(e)

Underwriting Contracts.

( to be provided by amendment )

(f)

Bonus or Profit Sharing Contracts.  None.

(g)

Custodian Agreements.

(incorporated by reference to Ex. 99(g) in 7/24/12 filing)

(h)

Other Material Contracts.

1.

License for Index.

(Incorporated by reference to Ex. 99(h)(1) filed 8/7/12)

2.

Transfer Agency  Services.

(Inc. by ref. to Ex 99(h)(2) filed 8/7/12)

3.

Accounting and Administrative Services.   (inc. by ref to Ex. 99(h)(3) filed 8/7/12)

4.

Investment Facilitation Agreement to permit

Investment in India by non-Indian entities.

(Inc. by ref. to Ex 99(h)(4) filed 8/7/12)

(a)

Legal Opinion.

(inc. by ref to Ex 99(i) filed 8/7/12)

(b)

Other Opinions (accounting consent)

( to be provided by amendment )

(c)

Omitted Financial Statements.  None.

(d)

Initial Capital Agreements.

None.

(e)

Rule 12b-1 Plan.

( to be provided by amendment )

(f)

Rule 18f-3 Plan.

( to be provided by amendment )

(g)

Reserved.  N/A.

(h)

Codes of Ethics.

(Incorporated by ref. to Ex. 99(p) filed 8/7/12)

ITEM 29.

Persons Controlled by or Under Common Control.

Not Applicable.

ITEM 30.

Indemnification.

The only source of indemnification is Article 25 of the Declaration of Trust, which provides that Trustees shall be indemnified by the Fund to the fullest extent permissible by Pennsylvania law, and that the Fund shall obtain liability insurance for the protection of Trustees in such amounts as may be determined to be appropriate.  These provisions are intended to be flexible to allow the maximum level of protection as may be permissible by current and future versions of the Pennsylvania Business Corporation Law, or any other similar Pennsylvania law that may apply to business entities.  Nevertheless, the Trustees may not be indemnified for any act that would not be permissible to be indemnified against under then current interpretations of the federal securities laws.

ITEM 31.

Business and Other Connections of the Investment Adviser.

Information regarding the investment adviser and its affiliates is filed as part of the Form ADV of DMS Advisors, Inc. currently on file with the SEC, and such information is incorporated herein by reference.

ITEM 32.

Principal Underwriters.

( to be provided by amendment )

ITEM 33.

Location of Accounts and Records.

Records will be maintained by the Investment Adviser:

DMS Advisors, Inc.

2619 Leiscz’s Bridge Road, Suite 200, Leesport, PA, 19533.

ITEM 34.

Management Services.

Not Applicable.

ITEM 35.

Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Investment Company Act, the Fund has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Reading, and State of Pennsylvania, on the16thday of August, 2012.

The DMS Funds

By: __ss /Peter R. Kohli/_____

Trustee, Chairman & CEO

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons on August 16, 2012 in the capacities indicated.

__ss /Peter R. Kohli________

Trustee, Chairman & CEO

(principal executive officer)

ss /Christopher M. Farah

Chief Financial Officer

(principal financial and accounting officer)